NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
28,996 shares (cost $414,955)	$432,336
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
66,997 shares (cost $2,008,061)	2,222,296
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
115,497 shares (cost $5,147,848)	5,235,460
Investors Growth Stock Series - Initial Class (MIGIC)
78,839 shares (cost $783,346)	774,992
Value Series - Initial Class (MVFIC)
528,561 shares (cost $5,455,700)	6,237,020
Core Plus Fixed Income Portfolio - Class I (MSVFI)
68,168 shares (cost $679,396)	676,907
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
4,941 shares (cost $51,898)	54,455
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,022 shares (cost $12,558)	13,015
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
69,177 shares (cost $1,087,144)	1,084,700
American Funds NVIT Bond Fund - Class II (GVABD2)
139,679 shares (cost $1,452,734)	1,487,585
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
82,575 shares (cost $1,744,242)	1,632,506
American Funds NVIT Growth Fund - Class II (GVAGR2)
72,650 shares (cost $3,979,772)	3,342,642
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
22,698 shares (cost $731,151)	761,056
Federated NVIT High Income Bond Fund - Class III (HIBF3)
443,604 shares (cost $2,454,392)	2,923,352
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
262,400 shares (cost $3,519,166)	2,975,620
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
83,836 shares (cost $604,695)	670,688
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
36 shares (cost $368)	369

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
59,126 shares (cost $410,526)	$499,613
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
430,176 shares (cost $3,597,612)	3,622,080
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
80,224 shares (cost $563,248)	674,686
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
54,045 shares (cost $457,913)	516,133
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
123,016 shares (cost $976,261)	1,118,211
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
15,622 shares (cost $145,873)	157,161
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
268,723 shares (cost $2,247,252)	2,507,182
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
772,112 shares (cost $6,038,575)	6,825,473
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
27,450 shares (cost $261,926)	267,639
NVIT Core Bond Fund - Class I (NVCBD1)
145,533 shares (cost $1,492,984)	1,485,892
NVIT Core Plus Bond Fund - Class I (NVLCP1)
8,775 shares (cost $93,930)	94,685
NVIT Fund - Class I (TRF)
456,746 shares (cost $4,224,939)	3,704,213
NVIT Government Bond Fund - Class I (GBF)
624,679 shares (cost $7,406,725)	7,333,726
NVIT Health Sciences Fund - Class III (GVGHS)
86,002 shares (cost $810,062)	827,340
NVIT International Index Fund - Class VI (GVIX6)
63,701 shares (cost $604,280)	515,976
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
666,473 shares (cost $6,347,769)	5,485,073
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
270 shares (cost $3,220)	3,245
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,062 shares (cost $12,622)	13,706
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
121,039 shares (cost $1,140,790)	1,194,651

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,484,502 shares (cost $15,366,589)	$14,414,515
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,550,607 shares (cost $26,824,161)	23,950,203
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
148,988 shares (cost $1,327,816)	1,461,567
NVIT Mid Cap Index Fund - Class I (MCIF)
106,877 shares (cost $1,718,246)	1,583,918
NVIT Money Market Fund - Class I (SAM)
9,707,372 shares (cost $9,707,372)	9,707,372
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
435,716 shares (cost $3,742,874)	3,764,583
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
145,894 shares (cost $1,435,640)	1,428,305
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
310,275 shares (cost $2,191,331)	2,696,290
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
145,800 shares (cost $1,105,508)	1,217,428
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
358,764 shares (cost $2,716,277)	3,010,034
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
288,541 shares (cost $2,500,185)	2,634,382
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
54,534 shares (cost $700,468)	670,767
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
98,203 shares (cost $814,636)	815,082
NVIT Multi-Manager Small Company Fund - Class I (SCF)
116,819 shares (cost $1,985,885)	1,688,041
NVIT Multi-Sector Bond Fund - Class I (MSBF)
282,351 shares (cost $2,401,380)	2,335,040
NVIT Short Term Bond Fund - Class II (NVSTB2)
116,058 shares (cost $1,194,519)	1,189,592
NVIT Technology & Communications Fund - Class III (GGTC3)
232,063 shares (cost $618,018)	795,978
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
46,504 shares (cost $428,567)	348,782
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
11 shares (cost $148)	160

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton NVIT International Value Fund - Class III (NVTIV3)
320,022 shares (cost $3,665,668)	$4,448,311
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
274,082 shares (cost $2,550,719)	2,433,845
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
419,177 shares (cost $2,640,906)	3,059,989
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
182,540 shares (cost $2,171,304)	2,048,104
V.I. Capital Appreciation Fund - Series I (AVCA)
18,302 shares (cost $445,332)	372,084
V.I. Capital Development Fund - Series I (AVCDI)
63,620 shares (cost $878,743)	718,275
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
47,790 shares (cost $539,663)	640,861
VP Inflation Protection Fund - Class II (ACVIP2)
132,987 shares (cost $1,362,630)	1,426,956
VP Mid Cap Value Fund - Class I (ACVMV1)
150,785 shares (cost $1,464,259)	1,827,520
VP Value Fund - Class I (ACVV)
522,823 shares (cost $3,017,378)	2,760,504
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
142,805 shares (cost $1,668,340)	1,392,349
Stock Index Fund, Inc. - Initial Shares (DSIF)
99,447 shares (cost $2,715,770)	2,616,448
Appreciation Portfolio - Initial Shares (DCAP)
33,772 shares (cost $938,824)	1,060,440
Market Opportunity Fund II - Service Shares (FVMOS)
9,830 shares (cost $100,257)	96,823
Quality Bond Fund II - Primary Shares (FQB)
108,243 shares (cost $1,174,914)	1,212,327
VIP Fund - Contrafund Portfolio - Service Class (FCS)
400,126 shares (cost $10,938,562)	8,222,583
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
165,331 shares (cost $2,604,265)	2,775,910
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
146,873 shares (cost $2,965,873)	2,460,130
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
63,512 shares (cost $610,183)	620,514

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
160,086 shares (cost $1,648,719)	$1,520,816
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
127,003 shares (cost $1,217,168)	1,145,571
VIP Fund - Growth Portfolio - Service Class (FGS)
52,602 shares (cost $1,794,355)	1,575,947
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
556,466 shares (cost $6,757,790)	6,894,610
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
209,105 shares (cost $5,731,704)	5,313,361
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
114,766 shares (cost $2,185,406)	1,718,050
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
18,574 shares (cost $171,050)	143,202
Franklin Income Securities Fund - Class 2 (FTVIS2)
111,342 shares (cost $1,687,655)	1,572,142
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
92,707 shares (cost $1,725,670)	1,495,366
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
352,718 shares (cost $4,280,366)	4,585,339
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
175,550 shares (cost $1,889,837)	1,708,100
Templeton Foreign Securities Fund - Class 3 (TIF3)
133,793 shares (cost $1,414,581)	1,788,816
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
159,173 shares (cost $2,609,488)	2,758,463
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
88,187 shares (cost $548,408)	629,657
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
11,835 shares (cost $132,342)	121,313
Socially Responsive Portfolio - I Class Shares (AMSRS)
54,904 shares (cost $794,468)	664,336
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
37,353 shares (cost $1,439,291)	1,379,810
Global Securities Fund/VA - Class 3 (OVGS3)
80,064 shares (cost $2,212,459)	2,135,306
High Income Fund/VA - Class 3 (OVHI3)
167,157 shares (cost $426,414)	332,643

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Non-Service Shares (OVHI)
18,078 shares (cost $146,833)	$35,794
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
250,642 shares (cost $5,152,235)	4,556,680
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
97,328 shares (cost $1,009,462)	1,401,528
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
11,529 shares (cost $125,600)	122,666
Low Duration Portfolio - Administrative Class (PMVLDA)
165,817 shares (cost $1,701,644)	1,676,406
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
602 shares (cost $9,321)	8,668
Putnam VT Voyager Fund - IB Shares (PVTVB)
91 shares (cost $2,513)	2,951
Blue Chip Growth Portfolio - II (TRBCG2)
160,120 shares (cost $1,345,962)	1,521,136
Equity Income Portfolio - II (TREI2)
133,436 shares (cost $2,734,494)	2,349,805
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
54,362 shares (cost $487,147)	501,504
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2,986 shares (cost $2,986)	2,986
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
138 shares (cost $642)	657

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
19,211 shares (cost $119,122)	$121,988

Total Investments	231,063,313
Accounts Receivable - Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	3

Total Assets	231,063,316

Accounts Payable	7,901

$231,055,415

Contract Owners’ Equity:
Accumulation units	231,055,415
Total Contract Owners’ Equity (note 8)	$231,055,415

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MLVGA2	JACAS	JARLCS	JAIGS2	MIGIC	MVFIC	MSVFI
Reinvested dividends	$4,300,893	4,840	234	187	17,104	4,922	63,858	125,958

Net investment income (loss)	4,300,893	4,840	234	187	17,104	4,922	63,858	125,958
Realized gain (loss) on investments	(33,063,291)	19,635	(277,126)	(4,107)	(1,119,854)	(36,447)	(509,906)	(238,666)
Change in unrealized gain (loss) on investments	72,232,198	17,381	896,349	8,335	3,154,294	259,043	1,739,999	211,927

Net gain (loss) on investments	39,168,907	37,016	619,223	4,228	2,034,440	222,596	1,230,093	(26,739)
Reinvested capital gains	3,073,310	-	-	-	117,262	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$46,543,110	41,856	619,457	4,415	2,168,806	227,518	1,293,951	99,219

Investment Activity:	MSVRE	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$69,777	1,789	82	616	4,345	-	-	-

Net investment income (loss)	69,777	1,789	82	616	4,345	-	-	-
Realized gain (loss) on investments	(2,257,009)	429	10	(89,723)	(30,204)	(98,712)	(841,806)	(30,468)
Change in unrealized gain (loss) on investments	2,396,141	2,557	457	257,234	179,114	398,285	1,393,977	147,336

Net gain (loss) on investments	139,132	2,986	467	167,511	148,910	299,573	552,171	116,868
Reinvested capital gains	-	242	494	19,738	415	85,513	325,360	10,887

Net increase (decrease) in contract owners’ equity resulting from operations	$208,909	5,017	1,043	187,865	153,670	385,086	877,531	127,755

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM3	NVIE6	GEF3	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$267,370	26,655	351	1	337	14,422	4,351	7,811

Net investment income (loss)	267,370	26,655	351	1	337	14,422	4,351	7,811
Realized gain (loss) on investments	(226,235)	(377,176)	(1,054)	8	21,114	(685,995)	(25,161)	(368)
Change in unrealized gain (loss) on investments	1,004,233	1,378,106	74,257	-	89,253	1,591,994	156,908	60,740

Net gain (loss) on investments	777,998	1,000,930	73,203	8	110,367	905,999	131,747	60,372
Reinvested capital gains	-	-	-	-	1,066	-	148	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,045,368	1,027,585	73,554	9	111,770	920,421	136,246	68,183

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$13,454	3,242	30,445	72,899	4,543	26,217	2,210	52,434

Net investment income (loss)	13,454	3,242	30,445	72,899	4,543	26,217	2,210	52,434
Realized gain (loss) on investments	(9,565)	541	(6,223)	(107,253)	18,536	7,613	389	(1,896,895)
Change in unrealized gain (loss) on investments	171,205	11,813	283,899	1,231,367	7,088	(5,869)	406	2,652,792

Net gain (loss) on investments	161,640	12,354	277,676	1,124,114	25,624	1,744	795	755,897
Reinvested capital gains	-	273	99	2,488	150	6,892	1,678	-

Net increase (decrease) in contract owners’ equity resulting from operations	$175,094	15,869	308,220	1,199,501	30,317	34,853	4,683	808,331

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$223,596	1,649	11,093	46,251	20	150	18,652	187,639

Net investment income (loss)	223,596	1,649	11,093	46,251	20	150	18,652	187,639
Realized gain (loss) on investments	124,408	(72,453)	(41,853)	(829,798)	1	62	(34,815)	(1,112,409)
Change in unrealized gain (loss) on investments	(289,871)	202,212	141,374	1,740,335	25	1,084	109,713	2,834,268

Net gain (loss) on investments	(165,463)	129,759	99,521	910,537	26	1,146	74,898	1,721,859
Reinvested capital gains	106,488	-	-	263,850	23	71	5,662	300,437

Net increase (decrease) in contract owners’ equity resulting from operations	$164,621	131,408	110,614	1,220,638	69	1,367	99,212	2,209,935

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$230,189	20,419	12,137	5,894	41,759	35,300	8,886	6,428

Net investment income (loss)	230,189	20,419	12,137	5,894	41,759	35,300	8,886	6,428
Realized gain (loss) on investments	(604,474)	(148,780)	(171,567)	-	(513,061)	(2,136,668)	38,122	8,697
Change in unrealized gain (loss) on investments	3,984,243	301,058	504,435	-	1,537,348	2,389,715	506,662	112,093

Net gain (loss) on investments	3,379,769	152,278	332,868	-	1,024,287	253,047	544,784	120,790
Reinvested capital gains	846,572	18,631	39,595	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,456,530	191,328	384,600	5,894	1,066,046	288,347	553,670	127,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC3
Reinvested dividends	$-	20,922	-	3,483	3,378	203,559	13,624	-

Net investment income (loss)	-	20,922	-	3,483	3,378	203,559	13,624	-
Realized gain (loss) on investments	(240,490)	(576,877)	(133,168)	(461,089)	(678,263)	(104,617)	4,438	(89,240)
Change in unrealized gain (loss) on investments	864,423	1,102,401	266,265	540,737	1,068,584	345,255	(3,946)	307,148

Net gain (loss) on investments	623,933	525,524	133,097	79,648	390,321	240,638	492	217,908
Reinvested capital gains	-	-	-	-	-	-	3,593	-

Net increase (decrease) in contract owners’ equity resulting from operations	$623,933	546,446	133,097	83,131	393,699	444,197	17,709	217,908

Investment Activity:	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVBVI	AVCA
Reinvested dividends	$-	-	13,870	27,875	25,332	146,830	-	2,122

Net investment income (loss)	-	-	13,870	27,875	25,332	146,830	-	2,122
Realized gain (loss) on investments	(97,921)	179	97,611	(804,962)	3,651	(294,061)	(843,901)	(32,348)
Change in unrealized gain (loss) on investments	167,187	12	782,643	1,362,714	456,244	418,785	1,146,455	96,524

Net gain (loss) on investments	69,266	191	880,254	557,752	459,895	124,724	302,554	64,176
Reinvested capital gains	-	3	7,523	-	9,788	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$69,266	194	901,647	585,627	495,015	271,554	302,554	66,298

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCDI	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1
Reinvested dividends	$-	3,430	22,377	1,444	54,147	644	127,271	-

Net investment income (loss)	-	3,430	22,377	1,444	54,147	644	127,271	-
Realized gain (loss) on investments	(80,049)	(4,328)	(19,700)	(29,368)	(192,851)	(64,913)	(378,824)	(347,715)
Change in unrealized gain (loss) on investments	290,139	105,502	127,641	41,339	640,332	105,591	712,621	376,342

Net gain (loss) on investments	210,090	101,174	107,941	11,971	447,481	40,678	333,797	28,627
Reinvested capital gains	-	13,385	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$210,090	117,989	130,318	13,415	501,628	41,322	461,068	28,627

Investment Activity:	DVSCS	DSIF	DCAP	FVMOS	FQB	FCS	FNRS2	FEIS
Reinvested dividends	$24,791	46,398	24,026	902	67,651	92,154	5,462	46,467

Net investment income (loss)	24,791	46,398	24,026	902	67,651	92,154	5,462	46,467
Realized gain (loss) on investments	(186,651)	(497,803)	(254,556)	(785)	(22,082)	(574,663)	(797,479)	(220,608)
Change in unrealized gain (loss) on investments	251,528	932,133	398,284	(2,746)	148,499	2,666,903	1,699,404	765,877

Net gain (loss) on investments	64,877	434,330	143,728	(3,531)	126,417	2,092,240	901,925	545,269
Reinvested capital gains	168,055	134,403	70,107	916	-	1,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$257,723	615,131	237,861	(1,713)	194,068	2,186,380	907,387	591,736

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS
Reinvested dividends	$21,999	44,550	21,533	4,601	512,454	27,362	31,261	589

Net investment income (loss)	21,999	44,550	21,533	4,601	512,454	27,362	31,261	589
Realized gain (loss) on investments	(33,352)	(151,499)	(96,584)	(191,659)	(111,995)	(1,053,552)	(180,385)	(32,385)
Change in unrealized gain (loss) on investments	94,239	415,515	326,402	465,278	389,294	2,423,075	517,559	82,446

Net gain (loss) on investments	60,887	264,016	229,818	273,619	277,299	1,369,523	337,174	50,061
Reinvested capital gains	2,573	16,552	10,811	1,182	24,688	23,887	4,645	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,459	325,118	262,162	279,402	814,441	1,420,772	373,080	50,650

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	AMINS
Reinvested dividends	$94,853	22,950	44,457	60,627	163,921	345,436	13,619	-

Net investment income (loss)	94,853	22,950	44,457	60,627	163,921	345,436	13,619	-
Realized gain (loss) on investments	(182,243)	(50,373)	(390,657)	(633,367)	(2,825,078)	(14,566)	(3,839)	(150,991)
Change in unrealized gain (loss) on investments	457,220	255,063	1,425,042	1,240,281	3,045,919	129,474	92,943	236,636

Net gain (loss) on investments	274,977	204,690	1,034,385	606,914	220,841	114,908	89,104	85,645
Reinvested capital gains	-	-	103,233	5,683	198,144	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$369,830	227,640	1,182,075	673,224	582,906	460,344	102,723	85,645

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMRS	AMFAS	AMSRS	OVGR	OVGS3	OVHI3	OVHI	OVGI
Reinvested dividends	$-	-	12,547	3,349	42,873	-	-	69,504

Net investment income (loss)	-	-	12,547	3,349	42,873	-	-	69,504
Realized gain (loss) on investments	(129,755)	(8,708)	(51,107)	(80,993)	(397,887)	(101,072)	(56,932)	(910,391)
Change in unrealized gain (loss) on investments	218,543	30,346	194,855	499,332	891,903	169,917	66,614	1,838,172

Net gain (loss) on investments	88,788	21,638	143,748	418,339	494,016	68,845	9,682	927,781
Reinvested capital gains	-	-	-	-	40,963	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$88,788	21,638	156,295	421,688	577,852	68,845	9,682	997,285

Investment Activity:	OVSC	PMVFBA	PMVLDA	PVGIB	PVTVB	TRBCG2	TREI2	TRLT2
Reinvested dividends	$28,898	4,718	19,660	207	19	-	35,773	24,458

Net investment income (loss)	28,898	4,718	19,660	207	19	-	35,773	24,458
Realized gain (loss) on investments	(1,256,277)	47,760	2,710	(1,685)	(41)	(1,306,603)	(239,115)	17,456
Change in unrealized gain (loss) on investments	1,756,010	(2,934)	(25,238)	4,163	1,194	1,909,665	716,704	26,669

Net gain (loss) on investments	499,733	44,826	(22,528)	2,478	1,153	603,062	477,589	44,125
Reinvested capital gains	-	1,822	75,334	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$528,631	51,366	72,466	2,685	1,172	603,062	513,362	68,583

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	WRPMP	WFVSCG	SGRF
Reinvested dividends	$-	-	-	-

Net investment income (loss)	-	-	-	-
Realized gain (loss) on investments	515	29	3,214	(272,185)
Change in unrealized gain (loss) on investments	14,358	14	2,865	296,525

Net gain (loss) on investments	14,873	43	6,079	24,340
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,873	43	6,079	24,340

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MLVGA2		JACAS		JARLCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,300,893	4,054,956	4,840	-	234	149	187	226
Realized gain (loss) on investments	(33,063,291)	(8,019,129)	19,635	-	(277,126)	9,797	(4,107)	(1,133)
Change in unrealized gain (loss) on investments	72,232,198	(81,893,099)	17,381	-	896,349	(847,220)	8,335	(8,335)
Reinvested capital gains	3,073,310	12,809,115	-	-	-	-	-	1,175

Net increase (decrease) in contract owners’ equity resulting from operations	46,543,110	(73,048,157)	41,856	-	619,457	(837,274)	4,415	(8,067)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	54,445,050	84,278,662	94,098	-	301,982	180,633	3,592	20,917
Transfers between funds	-	-	310,793	-	378,079	865,227	(38,938)	2,375
Surrenders (note 6)	(11,954,287)	(6,879,433)	-	-	(178,707)	(19,193)	-	-
Death benefits (note 4)	(119,095)	(285,782)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,192,099)	(2,961,910)	(3,912)	-	(7,672)	(6,168)	-	-
Deductions for surrender charges (note 2d)	(1,762,896)	(1,371,261)	-	-	(2,005)	(1,690)	-	(45)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,493,129)	(19,284,757)	(9,973)	-	(124,728)	(112,096)	(2,167)	(3,041)
Asset charges (note 3)	(828,784)	(790,791)	(527)	-	(5,864)	(4,579)	(94)	(94)
Adjustments to maintain reserves	(16,790)	(9,067)	1	-	48	(122)	8	(9)

Net equity transactions	17,077,970	52,695,661	390,480	-	361,133	902,012	(37,599)	20,103

Net change in contract owners’ equity	63,621,080	(20,352,496)	432,336	-	980,590	64,738	(33,184)	12,036
Contract owners’ equity beginning of period	167,434,335	187,786,831	-	-	1,241,707	1,176,969	33,184	21,148

Contract owners’ equity end of period	$231,055,415	167,434,335	432,336	-	2,222,297	1,241,707	-	33,184

CHANGES IN UNITS:
Beginning units	19,126,166	14,100,446	-	-	154,343	81,474	5,178	2,104
Units purchased	9,726,044	13,029,932	36,739	-	50,779	85,839	673	3,537
Units redeemed	(7,540,378)	(8,004,212)	(1,251)	-	(15,943)	(12,970)	(5,851)	(463)

Ending units	21,311,832	19,126,166	35,488	-	189,179	154,343	-	5,178

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS2		MIGIC		MVFIC		MSVFI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$17,104	120,787	4,922	4,958	63,858	25,567	125,958	81,974
Realized gain (loss) on investments	(1,119,854)	(139,390)	(36,447)	(18,059)	(509,906)	(160,312)	(238,666)	(80,050)
Change in unrealized gain (loss) on investments	3,154,294	(3,592,173)	259,043	(398,208)	1,739,999	(1,019,730)	211,927	(261,692)
Reinvested capital gains	117,262	647,764	-	40,522	-	86,269	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,168,806	(2,963,012)	227,518	(370,787)	1,293,951	(1,068,206)	99,219	(259,768)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	749,565	1,081,101	111,407	202,854	1,031,645	343,855	198,811	496,052
Transfers between funds	71,384	1,785,003	(74,673)	(120,539)	2,360,723	724,954	(1,109,422)	(1,049,943)
Surrenders (note 6)	(241,509)	(13,892)	(15,480)	(309)	(374,728)	(8,461)	(134,474)	(15,187)
Death benefits (note 4)	(2,074)	-	-	-	(3,320)	-	-	(281)
Net policy repayments (loans) (note 5)	(75,858)	(11,163)	(9,257)	(1,822)	6,148	(28,038)	(11,394)	(14,149)
Deductions for surrender charges (note 2d)	(13,814)	(8,253)	(9,828)	(3,801)	(25,338)	(5,774)	(7,936)	(7,886)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(378,743)	(391,017)	(60,797)	(71,416)	(413,784)	(145,075)	(101,898)	(207,018)
Asset charges (note 3)	(15,436)	(15,361)	(3,327)	(3,798)	(19,994)	(8,733)	(4,401)	(9,067)
Adjustments to maintain reserves	44	(63)	18	(49)	19	(65)	47	(133)

Net equity transactions	93,559	2,426,355	(61,937)	1,120	2,561,371	872,663	(1,170,667)	(807,612)

Net change in contract owners’ equity	2,262,365	(536,657)	165,581	(369,667)	3,855,322	(195,543)	(1,071,448)	(1,067,380)
Contract owners’ equity beginning of period	2,972,731	3,509,388	609,411	979,078	2,381,334	2,576,877	1,748,354	2,815,734

Contract owners’ equity end of period	$5,235,096	2,972,731	774,992	609,411	6,236,656	2,381,334	676,906	1,748,354

CHANGES IN UNITS:
Beginning units	417,642	235,628	76,150	77,232	252,293	184,058	171,093	247,428
Units purchased	96,579	232,276	12,746	18,707	345,004	90,794	17,747	62,168
Units redeemed	(103,501)	(50,262)	(19,503)	(19,789)	(58,854)	(22,559)	(128,425)	(138,503)

Ending units	410,720	417,642	69,393	76,150	538,443	252,293	60,415	171,093

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVRE		NVAGF3		NVAMV1		GVAAA2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$69,777	108,485	1,789	-	82	-	616	20,911
Realized gain (loss) on investments	(2,257,009)	(809,482)	429	-	10	-	(89,723)	(5,498)
Change in unrealized gain (loss) on investments	2,396,141	(1,790,514)	2,557	-	457	-	257,234	(261,718)
Reinvested capital gains	-	1,189,795	242	-	494	-	19,738	8,747

Net increase (decrease) in contract owners’ equity resulting from operations	208,909	(1,301,716)	5,017	-	1,043	-	187,865	(237,558)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	300,612	654,703	(202)	-	3,933	-	306,034	155,410
Transfers between funds	(2,402,512)	185,920	51,626	-	8,466	-	210,691	305,417
Surrenders (note 6)	(33,075)	(54,467)	-	-	-	-	(166,150)	-
Death benefits (note 4)	(1,435)	(10,107)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(13,512)	(149,219)	-	-	-	-	(419)	2,728
Deductions for surrender charges (note 2d)	(20,706)	(17,696)	-	-	-	-	(27,947)	(1,129)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(140,194)	(283,048)	(1,891)	-	(408)	-	(111,713)	(80,274)
Asset charges (note 3)	(5,031)	(12,119)	(95)	-	(19)	-	(3,945)	(2,887)
Adjustments to maintain reserves	39	(80)	3	-	2	-	47	(80)

Net equity transactions	(2,315,814)	313,887	49,441	-	11,974	-	206,598	379,185

Net change in contract owners’ equity	(2,106,905)	(987,829)	54,458	-	13,017	-	394,463	141,627
Contract owners’ equity beginning of period	2,106,905	3,094,734	-	-	-	-	690,240	548,613

Contract owners’ equity end of period	$-	2,106,905	54,458	-	13,017	-	1,084,703	690,240

CHANGES IN UNITS:
Beginning units	243,398	222,042	-	-	-	-	87,717	48,960
Units purchased	42,249	71,671	4,946	-	1,078	-	59,820	48,299
Units redeemed	(285,647)	(50,315)	(177)	-	(42)	-	(35,843)	(9,542)

Ending units	-	243,398	4,769	-	1,036	-	111,694	87,717

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,345	51,426	-	32,658	-	74,944	-	8,451
Realized gain (loss) on investments	(30,204)	(14,881)	(98,712)	(17,450)	(841,806)	(121,869)	(30,468)	(9,096)
Change in unrealized gain (loss) on investments	179,114	(130,386)	398,285	(581,240)	1,393,977	(2,055,353)	147,336	(116,249)
Reinvested capital gains	415	656	85,513	39,327	325,360	218,384	10,887	98

Net increase (decrease) in contract owners’ equity resulting from operations	153,670	(93,185)	385,086	(526,705)	877,531	(1,883,894)	127,755	(116,796)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	208,171	191,793	318,631	230,072	438,819	677,680	126,698	69,144
Transfers between funds	313,552	420,235	159,891	353,003	(41,923)	894,200	238,661	350,303
Surrenders (note 6)	(1,258)	(621)	(9,407)	(26,524)	(265,470)	(46,519)	-	(1)
Death benefits (note 4)	-	-	-	(2,152)	-	-	-	-
Net policy repayments (loans) (note 5)	(292)	(103)	(20,627)	(5,861)	(15,508)	(12,124)	(2,367)	(105)
Deductions for surrender charges (note 2d)	(4,708)	(211)	(2,688)	(6,686)	(15,652)	(6,663)	(386)	(122)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(86,087)	(74,256)	(97,986)	(81,375)	(212,967)	(293,125)	(52,056)	(26,527)
Asset charges (note 3)	(4,236)	(2,767)	(4,482)	(3,643)	(10,033)	(12,387)	(2,110)	(990)
Adjustments to maintain reserves	43	(96)	27	(74)	55	(92)	24	(63)

Net equity transactions	425,185	533,974	343,359	456,760	(122,679)	1,200,970	308,464	391,639

Net change in contract owners’ equity	578,855	440,789	728,445	(69,945)	754,852	(682,924)	436,219	274,843
Contract owners’ equity beginning of period	908,732	467,943	904,059	974,004	2,587,795	3,270,719	324,839	49,996

Contract owners’ equity end of period	$1,487,587	908,732	1,632,504	904,059	3,342,647	2,587,795	761,058	324,839

CHANGES IN UNITS:
Beginning units	92,901	43,116	118,818	78,552	399,966	282,016	53,018	5,054
Units purchased	59,699	57,285	49,769	53,877	62,368	155,002	50,846	51,670
Units redeemed	(16,996)	(7,500)	(17,068)	(13,611)	(90,070)	(37,052)	(8,819)	(3,706)

Ending units	135,604	92,901	151,519	118,818	372,264	399,966	95,045	53,018

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM3		NVIE6		GEF3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$267,370	173,666	26,655	31,856	351	230	1	-
Realized gain (loss) on investments	(226,235)	(168,163)	(377,176)	(223,175)	(1,054)	(2,660)	8	-
Change in unrealized gain (loss) on investments	1,004,233	(485,510)	1,378,106	(2,443,466)	74,257	(8,264)	-	-
Reinvested capital gains	-	-	-	582,796	-	2,715	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,045,368	(480,007)	1,027,585	(2,051,989)	73,554	(7,979)	9	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	284,562	281,715	456,399	654,754	56,112	234	144	-
Transfers between funds	161,470	324,259	349,932	100,093	558,817	26,622	238	-
Surrenders (note 6)	(123,701)	(38,922)	(70,766)	(110,406)	(8,019)	-	(1)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(14,404)	(16,400)	(7,726)	(13,611)	(5,730)	-	-	-
Deductions for surrender charges (note 2d)	(11,235)	(3,511)	(24,653)	(23,596)	(1,746)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,190)	(105,104)	(197,755)	(236,968)	(22,722)	(878)	(23)	-
Asset charges (note 3)	(9,370)	(6,819)	(8,415)	(10,028)	(1,097)	(48)	-	-
Adjustments to maintain reserves	16	(75)	50	169	3,572	(6)	(5)	-

Net equity transactions	145,148	435,143	497,066	360,407	579,187	25,924	353	-

Net change in contract owners’ equity	1,190,516	(44,864)	1,524,651	(1,691,582)	652,741	17,945	362	-
Contract owners’ equity beginning of period	1,732,466	1,777,330	1,450,606	3,142,188	17,945	-	-	-

Contract owners’ equity end of period	$2,922,982	1,732,466	2,975,257	1,450,606	670,686	17,945	362	-

CHANGES IN UNITS:
Beginning units	200,335	147,776	129,682	118,462	3,258	-	-	-
Units purchased	55,154	67,662	53,329	52,523	95,790	3,411	29	-
Units redeemed	(24,105)	(15,103)	(20,314)	(41,303)	(4,985)	(153)	(2)	-

Ending units	231,384	200,335	162,697	129,682	94,063	3,258	27	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$337	-	14,422	10,029	4,351	1,852	7,811	1,023
Realized gain (loss) on investments	21,114	(3)	(685,995)	(48,621)	(25,161)	(28,286)	(368)	(450)
Change in unrealized gain (loss) on investments	89,253	(166)	1,591,994	(1,567,526)	156,908	(45,471)	60,740	(2,521)
Reinvested capital gains	1,066	-	-	-	148	2,916	-	628

Net increase (decrease) in contract owners’ equity resulting from operations	111,770	(169)	920,421	(1,606,118)	136,246	(68,989)	68,183	(1,320)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,825	1,163	1,025,413	417,192	277,743	27,003	180,653	43,997
Transfers between funds	358,697	1,357	(1,146,125)	4,882,664	239,490	211,919	159,634	94,872
Surrenders (note 6)	-	-	(221,438)	(12,223)	(36,861)	-	(347)	-
Death benefits (note 4)	-	-	(4,403)	(313)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	16,597	(5,857)	(1,550)	-	-	-
Deductions for surrender charges (note 2d)	-	-	(25,384)	(5,708)	(37,258)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,533)	(36)	(395,277)	(193,939)	(61,776)	(8,657)	(25,666)	(2,551)
Asset charges (note 3)	(459)	(2)	(16,230)	(7,192)	(2,251)	(369)	(1,185)	(139)
Adjustments to maintain reserves	5	(2)	36	(37)	5	(13)	(3)	-

Net equity transactions	385,535	2,480	(766,811)	5,074,587	377,542	229,883	313,086	136,179

Net change in contract owners’ equity	497,305	2,311	153,610	3,468,469	513,788	160,894	381,269	134,859
Contract owners’ equity beginning of period	2,311	-	3,468,469	-	160,894	-	134,859	-

Contract owners’ equity end of period	$499,616	2,311	3,622,079	3,468,469	674,682	160,894	516,128	134,859

CHANGES IN UNITS:
Beginning units	446	-	561,555	-	25,077	-	16,853	-
Units purchased	63,133	455	156,912	593,027	76,339	26,402	40,021	17,198
Units redeemed	(552)	(9)	(271,736)	(31,472)	(20,088)	(1,325)	(3,072)	(345)

Ending units	63,027	446	446,731	561,555	81,328	25,077	53,802	16,853

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$13,454	3,451	3,242	278	30,445	6,950	72,899	20,721
Realized gain (loss) on investments	(9,565)	(24,709)	541	(349)	(6,223)	(13,664)	(107,253)	(84,662)
Change in unrealized gain (loss) on investments	171,205	(29,254)	11,813	(525)	283,899	(23,969)	1,231,367	(444,470)
Reinvested capital gains	-	3,143	273	50	99	5,980	2,488	24,245

Net increase (decrease) in contract owners’ equity resulting from operations	175,094	(47,369)	15,869	(546)	308,220	(24,703)	1,199,501	(484,166)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	280,819	68,013	15,035	2,164	659,783	134,728	1,347,632	370,843
Transfers between funds	390,169	362,343	115,571	27,997	708,936	886,190	2,682,859	2,423,380
Surrenders (note 6)	-	-	-	-	52	(13)	1,977	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(156)	(3,528)	(8,008)	-	(21,665)	-	(42,353)	-
Deductions for surrender charges (note 2d)	-	-	(718)	-	(2,194)	(383)	(3,398)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(86,247)	(16,984)	(9,120)	(527)	(117,460)	(17,874)	(513,323)	(134,800)
Asset charges (note 3)	(3,390)	(552)	(529)	(29)	(5,719)	(711)	(17,574)	(2,872)
Adjustments to maintain reserves	10	(15)	10	(12)	23	(26)	(2,219)	(14)

Net equity transactions	581,205	409,277	112,241	29,593	1,221,756	1,001,911	3,453,601	2,656,537

Net change in contract owners’ equity	756,299	361,908	128,110	29,047	1,529,976	977,208	4,653,102	2,172,371
Contract owners’ equity beginning of period	361,908	-	29,047	-	977,208	-	2,172,371	-

Contract owners’ equity end of period	$1,118,207	361,908	157,157	29,047	2,507,184	977,208	6,825,473	2,172,371

CHANGES IN UNITS:
Beginning units	49,825	-	3,177	-	128,126	-	314,977	-
Units purchased	85,534	52,559	13,850	3,240	180,564	130,536	543,701	333,631
Units redeemed	(11,458)	(2,734)	(1,845)	(63)	(39,252)	(2,410)	(77,516)	(18,654)

Ending units	123,901	49,825	15,182	3,177	269,438	128,126	781,162	314,977

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC1		NVCBD1		NVLCP1		TRF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,543	1,277	26,217	1,755	2,210	118	52,434	72,406
Realized gain (loss) on investments	18,536	(11,427)	7,613	(210)	389	6	(1,896,895)	(86,321)
Change in unrealized gain (loss) on investments	7,088	(1,376)	(5,869)	(1,224)	406	350	2,652,792	(3,374,395)
Reinvested capital gains	150	284	6,892	-	1,678	-	-	856,069

Net increase (decrease) in contract owners’ equity resulting from operations	30,317	(11,242)	34,853	321	4,683	474	808,331	(2,532,241)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	28,987	9,243	112,138	738	10,665	5,806	1,044,017	1,650,569
Transfers between funds	138,933	101,007	1,326,320	110,368	72,538	3,179	(1,322,818)	294,988
Surrenders (note 6)	-	-	(56,846)	(76)	-	-	(245,376)	(45,273)
Death benefits (note 4)	-	-	-	-	-	-	(4,485)	(317)
Net policy repayments (loans) (note 5)	(16,064)	-	12,934	-	-	-	8,980	(34,566)
Deductions for surrender charges (note 2d)	(64)	-	(4,539)	-	-	-	(28,301)	(22,090)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,884)	(2,765)	(46,729)	(1,029)	(2,297)	(186)	(433,550)	(551,788)
Asset charges (note 3)	(659)	(173)	(2,479)	(82)	(169)	(7)	(17,396)	(22,024)
Adjustments to maintain reserves	10	(7)	17	(18)	4	(5)	20	(343)

Net equity transactions	141,259	107,305	1,340,816	109,901	80,741	8,787	(998,909)	1,269,156

Net change in contract owners’ equity	171,576	96,063	1,375,669	110,222	85,424	9,261	(190,578)	(1,263,085)
Contract owners’ equity beginning of period	96,063	-	110,222	-	9,261	-	3,894,760	5,157,845

Contract owners’ equity end of period	$267,639	96,063	1,485,891	110,222	94,685	9,261	3,704,182	3,894,760

CHANGES IN UNITS:
Beginning units	11,469	-	11,083	-	931	-	499,130	386,326
Units purchased	18,646	11,806	135,913	11,202	7,455	955	128,485	185,038
Units redeemed	(2,952)	(337)	(9,652)	(119)	(224)	(24)	(251,153)	(72,234)

Ending units	27,163	11,469	137,344	11,083	8,162	931	376,462	499,130

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GVGHS		GVIX6		GVIDA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$223,596	224,920	1,649	1,776	11,093	10,078	46,251	96,631
Realized gain (loss) on investments	124,408	44,611	(72,453)	(21,826)	(41,853)	(62,194)	(829,798)	(201,507)
Change in unrealized gain (loss) on investments	(289,871)	144,047	202,212	(213,318)	141,374	(227,085)	1,740,335	(2,723,250)
Reinvested capital gains	106,488	-	-	51,807	-	759	263,850	836,368

Net increase (decrease) in contract owners’ equity resulting from operations	164,621	413,578	131,408	(181,561)	110,614	(278,442)	1,220,638	(1,991,758)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,435,231	1,285,613	80,873	100,460	44,348	50,089	1,310,058	1,643,367
Transfers between funds	172,095	2,205,311	228,029	(21,456)	45,739	109,791	206,366	(38,914)
Surrenders (note 6)	(471,778)	(67,392)	(54,124)	(4,042)	(30,110)	(20,234)	(124,123)	(113,624)
Death benefits (note 4)	(4,277)	(457)	-	-	-	-	(374)	-
Net policy repayments (loans) (note 5)	(20,351)	(307,950)	(3,365)	(1,280)	(5,234)	(5,889)	(34,037)	(40,351)
Deductions for surrender charges (note 2d)	(38,845)	(18,970)	(3,706)	(952)	(167)	(848)	(110,262)	(62,359)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(577,395)	(504,386)	(58,942)	(63,407)	(17,398)	(16,811)	(512,804)	(567,641)
Asset charges (note 3)	(26,487)	(20,863)	(2,179)	(2,169)	(1,407)	(1,542)	(20,489)	(20,274)
Adjustments to maintain reserves	67	(70)	37	(103)	21	(53)	42	(88)

Net equity transactions	468,260	2,570,836	186,623	7,051	35,792	114,503	714,377	800,116

Net change in contract owners’ equity	632,881	2,984,414	318,031	(174,510)	146,406	(163,939)	1,935,015	(1,191,642)
Contract owners’ equity beginning of period	6,700,849	3,716,435	508,933	683,443	369,573	533,512	3,550,060	4,741,702

Contract owners’ equity end of period	$7,333,730	6,700,849	826,964	508,933	515,979	369,573	5,485,075	3,550,060

CHANGES IN UNITS:
Beginning units	545,866	326,118	54,491	54,712	54,054	44,394	412,170	347,696
Units purchased	175,557	295,949	28,195	11,991	8,971	12,401	182,331	169,045
Units redeemed	(139,640)	(76,201)	(8,351)	(12,212)	(4,349)	(2,741)	(93,872)	(104,571)

Ending units	581,783	545,866	74,335	54,491	58,676	54,054	500,629	412,170

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$20	-	150	-	18,652	19,384	187,639	330,871
Realized gain (loss) on investments	1	-	62	-	(34,815)	(9,359)	(1,112,409)	(142,278)
Change in unrealized gain (loss) on investments	25	-	1,084	-	109,713	(54,112)	2,834,268	(4,067,573)
Reinvested capital gains	23	-	71	-	5,662	10,407	300,437	978,723

Net increase (decrease) in contract owners’ equity resulting from operations	69	-	1,367	-	99,212	(33,680)	2,209,935	(2,900,257)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,889	-	1,173	-	443,829	155,266	3,619,307	3,190,612
Transfers between funds	601	-	12,197	-	169,191	124,357	(190,205)	(15,765)
Surrenders (note 6)	-	-	-	-	(37,211)	(5,045)	(683,306)	(152,072)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	16,962	(20,193)	(6,695)	(56,441)
Deductions for surrender charges (note 2d)	-	-	-	-	(3,931)	(2,346)	(96,267)	(59,955)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(307)	-	(990)	-	(104,827)	(69,352)	(1,041,841)	(974,849)
Asset charges (note 3)	(8)	-	(41)	-	(4,826)	(2,751)	(41,125)	(38,761)
Adjustments to maintain reserves	4	-	-	-	32	(73)	73	(37)

Net equity transactions	3,179	-	12,339	-	479,219	179,863	1,559,941	1,892,732

Net change in contract owners’ equity	3,248	-	13,706	-	578,431	146,183	3,769,876	(1,007,525)
Contract owners’ equity beginning of period	-	-	-	-	616,215	470,032	10,644,658	11,652,183

Contract owners’ equity end of period	$3,248	-	13,706	-	1,194,646	616,215	14,414,534	10,644,658

CHANGES IN UNITS:
Beginning units	-	-	-	-	56,571	40,552	1,105,303	929,278
Units purchased	306	-	1,211	-	56,811	25,062	384,031	394,932
Units redeemed	(27)	-	(88)	-	(12,842)	(9,043)	(232,987)	(218,907)

Ending units	279	-	1,123	-	100,540	56,571	1,256,347	1,105,303

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		MCIF		SAM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$230,189	387,616	20,419	28,835	12,137	17,247	5,894	234,037
Realized gain (loss) on investments	(604,474)	(460,075)	(148,780)	(52,841)	(171,567)	(68,282)	-	-
Change in unrealized gain (loss) on investments	3,984,243	(7,241,311)	301,058	(170,593)	504,435	(637,374)	-	-
Reinvested capital gains	846,572	1,677,859	18,631	48,721	39,595	95,810	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,456,530	(5,635,911)	191,328	(145,878)	384,600	(592,599)	5,894	234,037

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,435,178	5,231,883	226,308	468,446	294,533	289,983	8,193,487	35,027,541
Transfers between funds	2,368,030	1,963,389	487,572	15,782	78,347	127,896	(6,654,579)	(23,400,913)
Surrenders (note 6)	(526,408)	(669,391)	(85,964)	(179,549)	(102,042)	(22,713)	(2,521,733)	(3,723,433)
Death benefits (note 4)	-	-	-	-	-	-	(61,321)	(28,739)
Net policy repayments (loans) (note 5)	(41,048)	(71,062)	(8,428)	50,881	3,190	(6,361)	(1,103,493)	(1,284,921)
Deductions for surrender charges (note 2d)	(173,763)	(228,446)	(844)	(61,380)	(11,415)	(5,325)	(230,764)	(292,849)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,175,367)	(1,939,446)	(164,535)	(170,568)	(110,324)	(107,509)	(1,659,173)	(1,822,845)
Asset charges (note 3)	(83,214)	(70,311)	(4,880)	(4,046)	(5,147)	(5,039)	(73,577)	(68,572)
Adjustments to maintain reserves	57	361	34	(79)	35	(92)	(19,486)	(361)

Net equity transactions	5,803,465	4,216,977	449,263	119,487	147,177	270,840	(4,130,639)	4,404,908

Net change in contract owners’ equity	10,259,995	(1,418,934)	640,591	(26,391)	531,777	(321,759)	(4,124,745)	4,638,945
Contract owners’ equity beginning of period	13,690,203	15,109,137	820,982	847,373	1,052,141	1,373,900	13,835,494	9,196,549

Contract owners’ equity end of period	$23,950,198	13,690,203	1,461,573	820,982	1,583,918	1,052,141	9,710,749	13,835,494

CHANGES IN UNITS:
Beginning units	1,507,466	1,141,464	80,064	70,206	121,817	101,070	1,205,473	817,742
Units purchased	919,623	741,280	66,494	49,035	33,586	40,694	636,364	4,017,270
Units redeemed	(307,006)	(375,278)	(22,139)	(39,177)	(21,305)	(19,947)	(996,104)	(3,629,539)

Ending units	2,120,083	1,507,466	124,419	80,064	134,098	121,817	845,733	1,205,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG3		GVDIV3		NVMLG1		NVMLV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$41,759	3,335	35,300	54,945	8,886	20	6,428	8
Realized gain (loss) on investments	(513,061)	(62,957)	(2,136,668)	(118,684)	38,122	(1,138)	8,697	(990)
Change in unrealized gain (loss) on investments	1,537,348	(1,515,639)	2,389,715	(2,238,782)	506,662	(1,702)	112,093	(172)
Reinvested capital gains	-	-	-	485,298	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,066,046	(1,575,261)	288,347	(1,817,223)	553,670	(2,820)	127,218	(1,154)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	935,184	696,424	389,927	974,455	280,527	23,612	57,057	11,124
Transfers between funds	(936,288)	4,478,107	(1,373,756)	(824,328)	2,025,627	(10,952)	1,120,891	(8,761)
Surrenders (note 6)	(209,598)	(17,835)	(63,230)	(18,455)	(53,410)	-	(15,854)	-
Death benefits (note 4)	(4,709)	(200)	(319)	(97)	(2,010)	-	-	-
Net policy repayments (loans) (note 5)	21,989	(6,160)	(6,971)	(57,414)	18,885	(3)	(20,099)	(3)
Deductions for surrender charges (note 2d)	(23,605)	(9,287)	(15,828)	(11,690)	(7,643)	-	(11,344)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(393,182)	(232,387)	(164,353)	(303,774)	(122,564)	(1,064)	(39,310)	(273)
Asset charges (note 3)	(15,937)	(8,722)	(7,133)	(13,062)	(5,535)	(25)	(2,063)	-
Adjustments to maintain reserves	36	(33)	26	(230)	26	(29)	25	(18)

Net equity transactions	(626,110)	4,899,907	(1,241,637)	(254,595)	2,133,903	11,539	1,089,303	2,069

Net change in contract owners’ equity	439,936	3,324,646	(953,290)	(2,071,818)	2,687,573	8,719	1,216,521	915
Contract owners’ equity beginning of period	3,324,646	-	2,381,579	4,453,397	8,719	-	915	-

Contract owners’ equity end of period	$3,764,582	3,324,646	1,428,289	2,381,579	2,696,292	8,719	1,217,436	915

CHANGES IN UNITS:
Beginning units	541,439	-	306,702	307,790	1,370	-	144	-
Units purchased	138,646	579,440	53,678	104,865	348,231	3,245	161,989	1,268
Units redeemed	(230,803)	(38,001)	(218,715)	(105,953)	(23,164)	(1,875)	(12,039)	(1,124)

Ending units	449,282	541,439	141,665	306,702	326,437	1,370	150,094	144

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMMG1		NVMMV2		SCGF		SCVF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	20,922	24,520	-	-	3,483	11,069
Realized gain (loss) on investments	(240,490)	(17,064)	(576,877)	(38,162)	(133,168)	(61,798)	(461,089)	(76,548)
Change in unrealized gain (loss) on investments	864,423	(570,667)	1,102,401	(968,204)	266,265	(333,386)	540,737	(381,259)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	623,933	(587,731)	546,446	(981,846)	133,097	(395,184)	83,131	(446,738)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	581,396	226,757	568,399	536,477	104,629	115,118	155,470	843,582
Transfers between funds	1,084,449	1,538,787	(699,418)	3,239,389	(41,959)	147,363	(428,873)	89,435
Surrenders (note 6)	(109,277)	(4,889)	(117,442)	(13,166)	(10,629)	(1,095)	(16,488)	(25,108)
Death benefits (note 4)	(2,539)	(96)	(2,839)	(165)	-	-	-	-
Net policy repayments (loans) (note 5)	7,390	(1,970)	10,412	(4,838)	(4,858)	2,660	(7,954)	(2,169)
Deductions for surrender charges (note 2d)	(14,564)	(2,797)	(14,063)	(7,426)	(3,884)	(2,458)	(4,264)	(6,692)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(245,765)	(75,777)	(226,933)	(182,293)	(50,382)	(45,723)	(58,060)	(57,357)
Asset charges (note 3)	(10,305)	(2,878)	(9,468)	(6,887)	(2,324)	(2,470)	(3,121)	(3,196)
Adjustments to maintain reserves	(1,395)	(17)	77	(37)	26	(81)	20	(66)

Net equity transactions	1,289,390	1,677,120	(491,275)	3,561,054	(9,381)	213,314	(363,270)	838,429

Net change in contract owners’ equity	1,913,323	1,089,389	55,171	2,579,208	123,716	(181,870)	(280,139)	391,691
Contract owners’ equity beginning of period	1,089,389	-	2,579,208	-	547,051	728,921	1,095,222	703,531

Contract owners’ equity end of period	$3,002,712	1,089,389	2,634,379	2,579,208	670,767	547,051	815,083	1,095,222

CHANGES IN UNITS:
Beginning units	173,477	-	381,658	-	80,272	57,310	136,928	59,678
Units purchased	252,242	185,007	77,335	408,985	17,779	28,853	21,192	87,262
Units redeemed	(49,574)	(11,530)	(160,209)	(27,327)	(20,831)	(5,891)	(77,382)	(10,012)

Ending units	376,145	173,477	298,784	381,658	77,220	80,272	80,738	136,928

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		MSBF		NVSTB2		GGTC3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$3,378	17,258	203,559	135,618	13,624	851	-	-
Realized gain (loss) on investments	(678,263)	(89,751)	(104,617)	(112,508)	4,438	(61)	(89,240)	(95,425)
Change in unrealized gain (loss) on investments	1,068,584	(1,216,488)	345,255	(413,162)	(3,946)	(981)	307,148	(153,809)
Reinvested capital gains	-	419,900	-	48,008	3,593	-	-	49,750

Net increase (decrease) in contract owners’ equity resulting from operations	393,699	(869,081)	444,197	(342,044)	17,709	(191)	217,908	(199,484)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	312,769	471,968	278,151	128,306	91,056	10,677	115,164	71,295
Transfers between funds	(339,936)	113,640	267,343	381,890	1,090,689	55,817	296,874	13,364
Surrenders (note 6)	(20,338)	(13,456)	(91,987)	(103,324)	(47,943)	-	(812)	(5,766)
Death benefits (note 4)	-	(2,060)	-	(52,888)	-	-	-	-
Net policy repayments (loans) (note 5)	(20,661)	(16,501)	(20,967)	(15,380)	6,864	-	(4,289)	2,110
Deductions for surrender charges (note 2d)	(15,307)	(6,238)	(3,489)	(9,675)	(976)	-	(614)	(2,565)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(139,186)	(195,437)	(126,204)	(88,666)	(30,492)	(1,613)	(40,313)	(28,641)
Asset charges (note 3)	(6,228)	(8,359)	(8,520)	(6,623)	(1,889)	(119)	(1,717)	(1,257)
Adjustments to maintain reserves	47	(166)	42	(81)	14	(9)	8	(76)

Net equity transactions	(228,840)	343,391	294,369	233,559	1,107,323	64,753	364,301	48,464

Net change in contract owners’ equity	164,859	(525,690)	738,566	(108,485)	1,125,032	64,562	582,209	(151,020)
Contract owners’ equity beginning of period	1,523,175	2,048,865	1,596,483	1,704,968	64,562	-	213,389	364,409

Contract owners’ equity end of period	$1,688,034	1,523,175	2,335,049	1,596,483	1,189,594	64,562	795,598	213,389

CHANGES IN UNITS:
Beginning units	187,143	155,600	172,052	151,972	6,493	-	25,239	22,160
Units purchased	34,062	58,709	46,013	49,915	111,934	6,668	41,259	10,191
Units redeemed	(67,237)	(27,166)	(15,742)	(29,835)	(6,730)	(175)	(4,770)	(7,112)

Ending units	153,968	187,143	202,323	172,052	111,697	6,493	61,728	25,239

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUG1		NVOLG1		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	-	-	13,870	-	27,875	75,883
Realized gain (loss) on investments	(97,921)	(12,924)	179	-	97,611	-	(804,962)	(585,381)
Change in unrealized gain (loss) on investments	167,187	(300,037)	12	-	782,643	-	1,362,714	(1,098,700)
Reinvested capital gains	-	91,812	3	-	7,523	-	-	48,953

Net increase (decrease) in contract owners’ equity resulting from operations	69,266	(221,149)	194	-	901,647	-	585,627	(1,559,245)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,301	79,976	185	-	519,319	-	598,838	1,029,865
Transfers between funds	(3,562)	41,466	806	-	3,320,361	-	(567,330)	(2,127,569)
Surrenders (note 6)	(51,423)	(4,755)	(866)	-	(102,418)	-	(99,994)	(48,111)
Death benefits (note 4)	-	-	-	-	(3,928)	-	(1,664)	(64)
Net policy repayments (loans) (note 5)	(1,183)	(3,696)	-	-	46,824	-	(9,215)	(35,491)
Deductions for surrender charges (note 2d)	(6,684)	(2,958)	(107)	-	(13,197)	-	(24,087)	(16,544)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,579)	(48,272)	(50)	-	(210,635)	-	(250,684)	(352,715)
Asset charges (note 3)	(1,506)	(1,841)	(3)	-	(9,663)	-	(11,094)	(16,304)
Adjustments to maintain reserves	22	(73)	(2)	-	2	-	27	(332)

Net equity transactions	(42,614)	59,847	(37)	-	3,546,665	-	(365,203)	(1,567,265)

Net change in contract owners’ equity	26,652	(161,302)	157	-	4,448,312	-	220,424	(3,126,510)
Contract owners’ equity beginning of period	322,128	483,430	-	-	-	-	2,213,395	5,339,905

Contract owners’ equity end of period	$348,780	322,128	157	-	4,448,312	-	2,433,819	2,213,395

CHANGES IN UNITS:
Beginning units	38,980	34,344	-	-	-	-	291,644	443,340
Units purchased	6,889	11,163	96	-	365,679	-	76,921	123,008
Units redeemed	(12,330)	(6,527)	(84)	-	(24,403)	-	(119,097)	(274,704)

Ending units	33,539	38,980	12	-	341,276	-	249,468	291,644

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		AVBVI		AVCA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$25,332	3,035	146,830	150,175	-	12,430	2,122	-
Realized gain (loss) on investments	3,651	(1,700)	(294,061)	(31,788)	(843,901)	(115,892)	(32,348)	2,494
Change in unrealized gain (loss) on investments	456,244	(37,161)	418,785	(564,920)	1,146,455	(1,078,480)	96,524	(202,294)
Reinvested capital gains	9,788	-	-	-	-	268,890	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	495,015	(35,826)	271,554	(446,533)	302,554	(913,052)	66,298	(199,800)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	203,881	35,599	419,660	728,071	145,959	286,661	76,065	85,969
Transfers between funds	2,444,730	108,293	(969,926)	(359,335)	(1,189,019)	(53,117)	(21,300)	89,825
Surrenders (note 6)	(66,170)	-	(351,557)	(28,634)	(32,022)	(2,551)	(23,580)	(84)
Death benefits (note 4)	-	-	(356)	(409)	-	-	-	-
Net policy repayments (loans) (note 5)	(7,814)	-	(12,243)	(23,373)	(10,159)	(1,069)	1,077	(7,850)
Deductions for surrender charges (note 2d)	(12,706)	-	(28,121)	(11,683)	(6,519)	(6,837)	(6,999)	(1,831)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(97,820)	(2,462)	(223,710)	(296,279)	(63,124)	(114,927)	(32,734)	(34,823)
Asset charges (note 3)	(4,630)	(102)	(9,443)	(12,813)	(2,637)	(5,389)	(1,395)	(1,520)
Adjustments to maintain reserves	7	(2)	33	(152)	25	(97)	32	(65)

Net equity transactions	2,459,478	141,326	(1,175,663)	(4,607)	(1,157,496)	102,674	(8,834)	129,621

Net change in contract owners’ equity	2,954,493	105,500	(904,109)	(451,140)	(854,942)	(810,378)	57,464	(70,179)
Contract owners’ equity beginning of period	105,500	-	2,952,205	3,403,345	854,942	1,665,320	314,623	384,802

Contract owners’ equity end of period	$3,059,993	105,500	2,048,096	2,952,205	-	854,942	372,087	314,623

CHANGES IN UNITS:
Beginning units	18,683	-	307,675	307,062	143,984	135,276	41,473	29,170
Units purchased	419,141	19,079	41,725	89,570	24,065	36,789	9,801	17,015
Units redeemed	(23,648)	(396)	(161,050)	(88,957)	(168,049)	(28,081)	(10,765)	(4,712)

Ending units	414,176	18,683	188,350	307,675	-	143,984	40,509	41,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCDI		ALVSVA		ACVIP2		ACVI3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	3,430	-	22,377	45,084	1,444	811
Realized gain (loss) on investments	(80,049)	(36,669)	(4,328)	(7,621)	(19,700)	(17,261)	(29,368)	(33,184)
Change in unrealized gain (loss) on investments	290,139	(476,601)	105,502	(4,305)	127,641	(90,844)	41,339	(43,260)
Reinvested capital gains	-	90,827	13,385	-	-	-	-	9,526

Net increase (decrease) in contract owners’ equity resulting from operations	210,090	(422,443)	117,989	(11,926)	130,318	(63,021)	13,415	(66,107)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	107,066	167,811	22,784	21,129	266,840	293,133	10,217	21,748
Transfers between funds	7,811	(46,337)	474,059	37,658	255,240	254,008	(93,677)	57,354
Surrenders (note 6)	(4,987)	(25,331)	-	-	(50,359)	(3,191)	(1)	(12,973)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,445)	(6,256)	(3,669)	(52)	(11,708)	(7,111)	-	-
Deductions for surrender charges (note 2d)	(5,278)	(6,816)	-	-	(6,107)	(3,828)	-	(641)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,843)	(52,700)	(13,839)	(2,470)	(107,036)	(91,860)	(5,695)	(12,992)
Asset charges (note 3)	(2,605)	(2,794)	(719)	(76)	(5,062)	(4,005)	(204)	(477)
Adjustments to maintain reserves	27	(63)	26	(31)	(236)	28	11	(59)

Net equity transactions	44,746	27,514	478,642	56,158	341,572	437,174	(89,349)	51,960

Net change in contract owners’ equity	254,836	(394,929)	596,631	44,232	471,890	374,153	(75,934)	(14,147)
Contract owners’ equity beginning of period	463,445	858,374	44,232	-	954,776	580,623	75,934	90,081

Contract owners’ equity end of period	$718,281	463,445	640,863	44,232	1,426,666	954,776	-	75,934

CHANGES IN UNITS:
Beginning units	61,084	59,934	7,063	-	85,880	51,396	7,987	5,228
Units purchased	13,649	15,737	67,167	7,448	42,460	47,376	1,122	3,839
Units redeemed	(8,236)	(14,587)	(2,598)	(385)	(11,908)	(12,892)	(9,109)	(1,080)

Ending units	66,497	61,084	71,632	7,063	116,432	85,880	-	7,987

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVMV1		ACVU1		ACVV		ACVVS1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$54,147	1,697	644	-	127,271	45,846	-	-
Realized gain (loss) on investments	(192,851)	(125,346)	(64,913)	(28,246)	(378,824)	(125,778)	(347,715)	(9,926)
Change in unrealized gain (loss) on investments	640,332	(226,413)	105,591	(156,229)	712,621	(816,288)	376,342	(442,777)
Reinvested capital gains	-	-	-	38,635	-	243,396	-	35,301

Net increase (decrease) in contract owners’ equity resulting from operations	501,628	(350,062)	41,322	(145,840)	461,068	(652,824)	28,627	(417,402)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	295,229	386,426	32,000	71,264	449,322	843,736	56,824	145,236
Transfers between funds	236,468	(98,289)	(245,742)	7,156	112,604	260,570	(458,206)	(74,407)
Surrenders (note 6)	(91,686)	(18,664)	(1,340)	(1,848)	(179,779)	(20,307)	(42,018)	(11,053)
Death benefits (note 4)	(1,719)	-	-	-	-	-	-	(962)
Net policy repayments (loans) (note 5)	(2,093)	(9,253)	(1,387)	(1,506)	(6,386)	(6,789)	(32)	1,797
Deductions for surrender charges (note 2d)	(6,736)	(9,495)	(1,230)	(2,456)	(42,352)	(9,215)	(1,530)	(2,803)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,427)	(131,846)	(18,211)	(26,317)	(205,073)	(193,246)	(27,141)	(61,032)
Asset charges (note 3)	(5,217)	(5,591)	(658)	(1,215)	(9,079)	(8,223)	(995)	(2,727)
Adjustments to maintain reserves	56	(98)	23	(46)	44	(108)	22	(92)

Net equity transactions	313,875	113,190	(236,545)	45,032	119,301	866,418	(473,076)	(6,043)

Net change in contract owners’ equity	815,503	(236,872)	(195,223)	(100,808)	580,369	213,594	(444,449)	(423,445)
Contract owners’ equity beginning of period	1,012,022	1,248,894	195,223	296,031	2,180,132	1,966,538	444,449	867,894

Contract owners’ equity end of period	$1,827,525	1,012,022	-	195,223	2,760,501	2,180,132	-	444,449

CHANGES IN UNITS:
Beginning units	100,531	93,856	27,402	24,316	248,102	163,872	49,528	49,690
Units purchased	55,466	47,166	4,582	7,530	67,570	128,763	6,450	13,733
Units redeemed	(16,291)	(40,491)	(31,984)	(4,444)	(53,583)	(44,533)	(55,978)	(13,895)

Ending units	139,706	100,531	-	27,402	262,089	248,102	-	49,528

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVSCS		DSIF		DCAP		FVMOS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$24,791	8,398	46,398	54,260	24,026	17,725	902	957
Realized gain (loss) on investments	(186,651)	(86,497)	(497,803)	(26,225)	(254,556)	(33,005)	(785)	(8,755)
Change in unrealized gain (loss) on investments	251,528	(493,141)	932,133	(1,156,926)	398,284	(368,653)	(2,746)	(973)
Reinvested capital gains	168,055	145,341	134,403	-	70,107	66,028	916	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,723	(425,899)	615,131	(1,128,891)	237,861	(317,905)	(1,713)	(8,771)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	285,085	267,683	518,314	610,930	350,399	188,871	22,955	30,944
Transfers between funds	64,120	158,958	(195,816)	117,789	(92,558)	(90,302)	36,325	30,039
Surrenders (note 6)	(57,389)	(20,278)	(64,173)	(41,134)	(30,568)	(9,144)	(1,748)	(17,389)
Death benefits (note 4)	-	(1,406)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,886)	(4,964)	5,233	(12,568)	(10,398)	(2,620)	(1,725)	-
Deductions for surrender charges (note 2d)	(18,426)	(7,685)	(29,861)	(16,122)	(10,196)	(4,384)	-	(327)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(105,969)	(109,432)	(237,657)	(246,450)	(66,249)	(70,705)	(9,631)	(8,402)
Asset charges (note 3)	(4,892)	(4,939)	(8,960)	(9,496)	(3,913)	(3,850)	(410)	(353)
Adjustments to maintain reserves	38	191	50	(100)	23	(75)	30	(56)

Net equity transactions	159,681	278,128	(12,870)	402,849	136,540	7,791	45,796	34,456

Net change in contract owners’ equity	417,404	(147,771)	602,261	(726,042)	374,401	(310,114)	44,083	25,685
Contract owners’ equity beginning of period	974,954	1,122,725	2,014,193	2,740,235	686,043	996,157	52,742	27,057

Contract owners’ equity end of period	$1,392,358	974,954	2,616,454	2,014,193	1,060,444	686,043	96,825	52,742

CHANGES IN UNITS:
Beginning units	112,144	89,220	248,592	212,590	74,430	76,138	5,195	2,642
Units purchased	34,128	37,733	62,006	73,008	36,399	19,821	5,346	4,992
Units redeemed	(18,175)	(14,809)	(54,988)	(37,006)	(16,956)	(21,529)	(1,125)	(2,439)

Ending units	128,097	112,144	255,610	248,592	93,873	74,430	9,416	5,195

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FQB		FCS		FNRS2		FEIS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$67,651	51,544	92,154	78,628	5,462	-	46,467	59,790
Realized gain (loss) on investments	(22,082)	(10,790)	(574,663)	(312,871)	(797,479)	106,756	(220,608)	(232,262)
Change in unrealized gain (loss) on investments	148,499	(125,112)	2,666,903	(4,312,210)	1,699,404	(1,891,241)	765,877	(1,015,012)
Reinvested capital gains	-	-	1,986	220,351	-	99,468	-	2,096

Net increase (decrease) in contract owners’ equity resulting from operations	194,068	(84,358)	2,186,380	(4,326,102)	907,387	(1,685,017)	591,736	(1,185,388)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	178,802	184,009	1,224,268	1,731,699	418,041	441,307	502,130	597,653
Transfers between funds	(45,366)	159,591	(293,194)	685,001	435,877	1,069,168	1,309	189,614
Surrenders (note 6)	(5,133)	(9,214)	(138,815)	(82,282)	(449,305)	(76,503)	(47,548)	(7,939)
Death benefits (note 4)	-	-	-	(35,486)	-	(1,107)	(283)	(25,523)
Net policy repayments (loans) (note 5)	(6,124)	2,531	(42,487)	(36,535)	(70,439)	(13,548)	3,130	(100,932)
Deductions for surrender charges (note 2d)	(5,193)	(8,603)	(64,450)	(29,894)	(14,584)	(15,724)	(27,917)	(9,315)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(96,125)	(95,311)	(663,146)	(732,719)	(206,101)	(218,051)	(225,108)	(218,154)
Asset charges (note 3)	(4,705)	(4,552)	(27,297)	(30,862)	(8,724)	(9,458)	(8,896)	(9,071)
Adjustments to maintain reserves	36	(461)	30	(130)	48	(167)	51	(98)

Net equity transactions	16,192	227,990	(5,091)	1,468,792	104,813	1,175,917	196,868	416,235

Net change in contract owners’ equity	210,260	143,632	2,181,289	(2,857,310)	1,012,200	(509,100)	788,604	(769,153)
Contract owners’ equity beginning of period	1,002,069	858,437	6,041,288	8,898,598	1,763,345	2,272,445	1,671,526	2,440,679

Contract owners’ equity end of period	$1,212,329	1,002,069	8,222,577	6,041,288	2,775,545	1,763,345	2,460,130	1,671,526

CHANGES IN UNITS:
Beginning units	97,294	77,274	678,797	573,780	168,487	99,004	223,377	186,880
Units purchased	15,976	31,269	129,106	196,926	39,139	92,732	73,212	85,049
Units redeemed	(15,533)	(11,249)	(126,897)	(91,909)	(27,918)	(23,249)	(43,756)	(48,552)

Ending units	97,737	97,294	681,006	678,797	179,708	168,487	252,833	223,377

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF10S		FF20S		FF30S		FGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$21,999	8,021	44,550	35,708	21,533	19,656	4,601	12,793
Realized gain (loss) on investments	(33,352)	(1,176)	(151,499)	(5,624)	(96,584)	(9,618)	(191,659)	8,748
Change in unrealized gain (loss) on investments	94,239	(87,991)	415,515	(572,105)	326,402	(414,018)	465,278	(977,896)
Reinvested capital gains	2,573	11,387	16,552	73,803	10,811	59,143	1,182	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,459	(69,759)	325,118	(468,218)	262,162	(344,837)	279,402	(956,355)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	290,714	36,777	293,350	219,830	289,981	307,624	329,194	290,928
Transfers between funds	45,652	130,571	55,580	483,007	79,617	256,758	224,208	153,676
Surrenders (note 6)	(6)	-	(4,002)	(149)	(4,876)	(5,112)	(214,478)	(43,760)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(131,564)	(62,326)	6,778	(73,292)	(10,029)	(4,842)
Deductions for surrender charges (note 2d)	(1,439)	-	(3,666)	(2,452)	(8,809)	(10,050)	(15,590)	(6,361)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,516)	(22,008)	(109,082)	(99,268)	(128,312)	(120,927)	(139,845)	(166,092)
Asset charges (note 3)	(2,008)	(1,114)	(5,222)	(4,786)	(4,285)	(3,794)	(4,758)	(5,825)
Adjustments to maintain reserves	18	(54)	54	(85)	57	(139)	21	(90)

Net equity transactions	292,415	144,172	95,448	533,771	230,151	351,068	168,723	217,634

Net change in contract owners’ equity	377,874	74,413	420,566	65,553	492,313	6,231	448,125	(738,721)
Contract owners’ equity beginning of period	242,638	168,225	1,100,255	1,034,702	653,260	647,029	1,127,820	1,866,541

Contract owners’ equity end of period	$620,512	242,638	1,520,821	1,100,255	1,145,573	653,260	1,575,945	1,127,820

CHANGES IN UNITS:
Beginning units	25,126	13,052	119,390	75,550	73,995	45,384	146,558	127,988
Units purchased	30,754	14,104	37,584	58,201	41,475	46,154	65,893	41,698
Units redeemed	(4,124)	(2,030)	(28,824)	(14,361)	(16,722)	(17,543)	(52,643)	(23,128)

Ending units	51,756	25,126	128,150	119,390	98,748	73,995	159,808	146,558

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FIGBS		FMCS		FOSR		FVSS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$512,454	179,944	27,362	19,930	31,261	49,112	589	1,017
Realized gain (loss) on investments	(111,995)	(22,360)	(1,053,552)	(195,086)	(180,385)	(81,466)	(32,385)	(91,350)
Change in unrealized gain (loss) on investments	389,294	(353,890)	2,423,075	(3,139,213)	517,559	(1,139,584)	82,446	(86,461)
Reinvested capital gains	24,688	3,556	23,887	761,267	4,645	207,979	-	42,870

Net increase (decrease) in contract owners’ equity resulting from operations	814,441	(192,750)	1,420,772	(2,553,102)	373,080	(963,959)	50,650	(133,924)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,403,429	1,300,881	865,271	1,912,725	325,044	442,032	21,029	37,785
Transfers between funds	1,780	770,567	(549,564)	209,797	(49,666)	35,865	8,808	(40,068)
Surrenders (note 6)	(390,792)	(91,517)	(250,869)	(51,393)	(35,431)	(58,656)	(6,734)	(20)
Death benefits (note 4)	(3,608)	(2,540)	(1,829)	(2,045)	-	-	-	-
Net policy repayments (loans) (note 5)	38,375	(127,320)	(57,308)	(21,579)	(9,559)	242	(847)	-
Deductions for surrender charges (note 2d)	(38,762)	(28,637)	(38,526)	(29,086)	(16,290)	(14,055)	(5,936)	(1,272)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(529,093)	(514,473)	(411,959)	(423,877)	(160,109)	(167,532)	(11,692)	(16,704)
Asset charges (note 3)	(25,518)	(22,536)	(17,427)	(18,338)	(6,716)	(7,615)	(559)	(769)
Adjustments to maintain reserves	67	(76)	62	(132)	54	(86)	17	(58)

Net equity transactions	455,878	1,284,349	(462,149)	1,576,072	47,327	230,195	4,086	(21,106)

Net change in contract owners’ equity	1,270,319	1,091,599	958,623	(977,030)	420,407	(733,764)	54,736	(155,030)
Contract owners’ equity beginning of period	5,624,302	4,532,703	4,354,734	5,331,764	1,297,645	2,031,409	88,468	243,498

Contract owners’ equity end of period	$6,894,621	5,624,302	5,313,357	4,354,734	1,718,052	1,297,645	143,204	88,468

CHANGES IN UNITS:
Beginning units	525,248	409,144	459,190	340,096	133,780	117,536	13,714	18,430
Units purchased	138,904	209,055	85,984	178,418	35,004	40,371	3,895	3,731
Units redeemed	(107,513)	(92,951)	(145,020)	(59,324)	(28,757)	(24,127)	(3,505)	(8,447)

Ending units	556,639	525,248	400,154	459,190	140,027	133,780	14,104	13,714

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRDI		FTVSVI		FTVDM3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$94,853	74,776	22,950	32,520	44,457	32,905	60,627	63,911
Realized gain (loss) on investments	(182,243)	(34,762)	(50,373)	(29,898)	(390,657)	(107,764)	(633,367)	(342,419)
Change in unrealized gain (loss) on investments	457,220	(550,821)	255,063	(496,277)	1,425,042	(948,052)	1,240,281	(1,768,205)
Reinvested capital gains	-	31,311	-	12,035	103,233	178,001	5,683	463,678

Net increase (decrease) in contract owners’ equity resulting from operations	369,830	(479,496)	227,640	(481,620)	1,182,075	(844,910)	673,224	(1,583,035)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	250,821	289,555	200,004	352,850	559,547	481,598	241,262	316,438
Transfers between funds	112,181	270,941	(37,942)	(147,560)	1,454,307	330,169	40,066	(199,076)
Surrenders (note 6)	(145,137)	(32,273)	(19,424)	(5,642)	(135,336)	(53,231)	(199,549)	(40,069)
Death benefits (note 4)	(1,828)	(639)	-	-	(1,323)	(7,584)	-	(1,903)
Net policy repayments (loans) (note 5)	(36,366)	11,857	(10,680)	(1,626)	10,242	1,994	(65,623)	(236)
Deductions for surrender charges (note 2d)	(12,341)	(4,022)	(11,951)	(6,492)	(20,094)	(7,763)	(8,341)	(9,758)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(132,887)	(131,675)	(118,182)	(129,796)	(265,396)	(171,074)	(143,704)	(190,395)
Asset charges (note 3)	(5,124)	(5,143)	(5,355)	(6,165)	(12,613)	(8,646)	(5,577)	(7,753)
Adjustments to maintain reserves	40	(87)	16	(64)	50	(104)	45	(116)

Net equity transactions	29,359	398,514	(3,514)	55,505	1,589,384	565,359	(141,421)	(132,868)

Net change in contract owners’ equity	399,189	(80,982)	224,126	(426,115)	2,771,459	(279,551)	531,803	(1,715,903)
Contract owners’ equity beginning of period	1,172,952	1,253,934	1,271,240	1,697,355	1,813,888	2,093,439	1,176,301	2,892,204

Contract owners’ equity end of period	$1,572,141	1,172,952	1,495,366	1,271,240	4,585,347	1,813,888	1,708,104	1,176,301

CHANGES IN UNITS:
Beginning units	143,280	107,748	144,472	140,928	211,194	163,626	117,677	136,940
Units purchased	40,046	54,117	23,854	33,216	240,110	74,098	21,435	27,842
Units redeemed	(41,696)	(18,585)	(23,907)	(29,672)	(39,184)	(26,530)	(40,128)	(47,105)

Ending units	141,630	143,280	144,419	144,472	412,120	211,194	98,984	117,677

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF3		FTVGI3		FTVFA2		AMINS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$163,921	121,076	345,436	74,961	13,619	2,927	-	18
Realized gain (loss) on investments	(2,825,078)	(91,847)	(14,566)	104,752	(3,839)	(388)	(150,991)	(596,763)
Change in unrealized gain (loss) on investments	3,045,919	(3,083,068)	129,474	(67,580)	92,943	(11,694)	236,636	(81,870)
Reinvested capital gains	198,144	467,388	-	-	-	2,903	-	60

Net increase (decrease) in contract owners’ equity resulting from operations	582,906	(2,586,451)	460,344	112,133	102,723	(6,252)	85,645	(678,555)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	755,016	1,860,599	628,864	219,027	316,041	27,696	84,368	879,639
Transfers between funds	(3,366,763)	1,099,268	27,862	776,988	127,749	90,257	(485,635)	(3,917,366)
Surrenders (note 6)	(105,307)	(35,825)	(237,227)	(63,373)	-	-	(3,046)	(18,911)
Death benefits (note 4)	(1,334)	(23,995)	-	(49,325)	-	-	-	-
Net policy repayments (loans) (note 5)	(33,160)	(27,992)	(317,292)	(11,145)	-	-	(160)	(22,296)
Deductions for surrender charges (note 2d)	(20,585)	(20,374)	(4,788)	(2,096)	(775)	-	(3,047)	(10,882)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(324,582)	(520,316)	(197,795)	(132,464)	(23,263)	(2,773)	(28,720)	(270,770)
Asset charges (note 3)	(13,075)	(21,335)	(9,584)	(6,640)	(1,647)	(97)	(1,144)	(11,313)
Adjustments to maintain reserves	16	(212)	115	(153)	10	(16)	55	(653)

Net equity transactions	(3,109,774)	2,309,818	(109,845)	730,819	418,115	115,067	(437,329)	(3,372,552)

Net change in contract owners’ equity	(2,526,868)	(276,633)	350,499	842,952	520,838	108,815	(351,684)	(4,051,107)
Contract owners’ equity beginning of period	4,315,666	4,592,299	2,407,969	1,565,017	108,815	-	351,684	4,402,791

Contract owners’ equity end of period	$1,788,798	4,315,666	2,758,468	2,407,969	629,653	108,815	-	351,684

CHANGES IN UNITS:
Beginning units	457,392	290,120	183,134	126,412	16,348	-	43,853	294,064
Units purchased	78,238	220,012	44,705	73,327	59,769	16,763	10,811	83,880
Units redeemed	(397,446)	(52,740)	(51,078)	(16,605)	(3,490)	(415)	(54,664)	(334,091)

Ending units	138,184	457,392	176,761	183,134	72,627	16,348	-	43,853

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVGR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	4,029	-	-	12,547	14,967	3,349	1,626
Realized gain (loss) on investments	(129,755)	(8,067)	(8,708)	(25,247)	(51,107)	(116,020)	(80,993)	(30,212)
Change in unrealized gain (loss) on investments	218,543	(219,997)	30,346	(39,085)	194,855	(785,473)	499,332	(708,182)
Reinvested capital gains	-	876	-	3,831	-	51,174	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	88,788	(223,159)	21,638	(60,501)	156,295	(835,352)	421,688	(736,768)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	51,957	76,802	17,594	23,644	118,280	1,251,973	296,816	315,693
Transfers between funds	(394,881)	(2,663)	17,526	16,550	(15,949)	(5,944,593)	(34,638)	194,576
Surrenders (note 6)	(635)	(1,359)	(529)	(45,990)	(11,191)	(45,285)	(112,523)	(8,972)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(308)	463	435	(1)	(10,830)	(27,508)	(13,787)	(12,437)
Deductions for surrender charges (note 2d)	(937)	(2,188)	(619)	(986)	(5,623)	(16,565)	(19,898)	(13,496)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,270)	(35,153)	(9,371)	(11,394)	(54,433)	(376,460)	(122,253)	(130,276)
Asset charges (note 3)	(827)	(1,656)	(417)	(542)	(2,610)	(16,376)	(5,408)	(5,524)
Adjustments to maintain reserves	25	(72)	19	(49)	10	(344)	21	(59)

Net equity transactions	(365,876)	34,174	24,638	(18,768)	17,654	(5,175,158)	(11,670)	339,505

Net change in contract owners’ equity	(277,088)	(188,985)	46,276	(79,269)	173,949	(6,010,510)	410,018	(397,263)
Contract owners’ equity beginning of period	277,088	466,073	75,036	154,305	490,361	6,500,871	969,789	1,367,052

Contract owners’ equity end of period	$-	277,088	121,312	75,036	664,310	490,361	1,379,807	969,789

CHANGES IN UNITS:
Beginning units	38,449	34,958	11,100	13,816	59,850	480,500	135,069	103,734
Units purchased	7,489	9,386	5,048	3,482	13,519	120,401	37,585	54,274
Units redeemed	(45,938)	(5,895)	(1,529)	(6,198)	(11,676)	(541,051)	(39,677)	(22,939)

Ending units	-	38,449	14,619	11,100	61,693	59,850	132,977	135,069

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS3		OVHI3		OVHI		OVGI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$42,873	27,057	-	21,592	-	14,298	69,504	73,480
Realized gain (loss) on investments	(397,887)	(72,252)	(101,072)	(27,481)	(56,932)	(12,692)	(910,391)	(119,671)
Change in unrealized gain (loss) on investments	891,903	(1,077,198)	169,917	(256,840)	66,614	(169,306)	1,838,172	(2,705,328)
Reinvested capital gains	40,963	119,117	-	-	-	-	-	319,278

Net increase (decrease) in contract owners’ equity resulting from operations	577,852	(1,003,276)	68,845	(262,729)	9,682	(167,700)	997,285	(2,432,241)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	495,698	930,282	92,463	119,502	17	(36)	986,712	1,564,313
Transfers between funds	(362,061)	(1,685)	89,083	52,654	(1,278)	(20,355)	(881,658)	243,414
Surrenders (note 6)	(18,118)	(46,617)	(6,650)	(47,392)	(9,448)	(4,076)	(208,748)	(41,770)
Death benefits (note 4)	-	-	-	(801)	-	-	(3,833)	(264)
Net policy repayments (loans) (note 5)	(6,755)	(7,866)	150	(4,137)	(176)	(2,611)	17,157	(30,616)
Deductions for surrender charges (note 2d)	(24,622)	(20,615)	(1,029)	(9,415)	(1,097)	(1,174)	(36,027)	(22,987)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232,515)	(240,841)	(27,474)	(36,485)	(4,767)	(17,943)	(421,049)	(556,861)
Asset charges (note 3)	(8,615)	(8,912)	(908)	(1,504)	(216)	(900)	(17,345)	(22,454)
Adjustments to maintain reserves	81	(142)	9	(75)	6	(82)	25	(345)

Net equity transactions	(156,907)	603,604	145,644	72,347	(16,959)	(47,177)	(564,766)	1,132,430

Net change in contract owners’ equity	420,945	(399,672)	214,489	(190,382)	(7,277)	(214,877)	432,519	(1,299,811)
Contract owners’ equity beginning of period	1,714,367	2,114,039	118,152	308,534	43,060	257,937	4,123,782	5,423,593

Contract owners’ equity end of period	$2,135,312	1,714,367	332,641	118,152	35,783	43,060	4,556,301	4,123,782

CHANGES IN UNITS:
Beginning units	189,933	140,074	57,935	31,936	17,970	22,958	519,435	420,354
Units purchased	51,873	88,217	87,367	38,508	3	84	114,259	178,602
Units redeemed	(72,462)	(38,358)	(16,619)	(12,509)	(6,057)	(5,072)	(186,322)	(79,521)

Ending units	169,344	189,933	128,683	57,935	11,916	17,970	447,372	519,435

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSC		PMVFBA		PMVLDA		PVGIB
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$28,898	14,999	4,718	-	19,660	-	207	133
Realized gain (loss) on investments	(1,256,277)	(124,205)	47,760	-	2,710	-	(1,685)	(203)
Change in unrealized gain (loss) on investments	1,756,010	(1,303,810)	(2,934)	-	(25,238)	-	4,163	(3,918)
Reinvested capital gains	-	166,547	1,822	-	75,334	-	-	1,143

Net increase (decrease) in contract owners’ equity resulting from operations	528,631	(1,246,469)	51,366	-	72,466	-	2,685	(2,845)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	525,916	949,886	80,569	-	276,330	-	2,611	2,600
Transfers between funds	(1,463,828)	518,109	15,147	-	1,425,563	-	(1,347)	-
Surrenders (note 6)	(94,432)	(18,637)	(8,751)	-	(41,850)	-	-	-
Death benefits (note 4)	(806)	(94)	-	-	(1,271)	-	-	-
Net policy repayments (loans) (note 5)	(14,995)	(18,944)	-	-	18,455	-	-	-
Deductions for surrender charges (note 2d)	(25,059)	(11,373)	(1,188)	-	(3,605)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(239,891)	(328,364)	(13,423)	-	(66,515)	-	(243)	(214)
Asset charges (note 3)	(9,219)	(13,180)	(1,054)	-	(3,166)	-	(39)	(31)
Adjustments to maintain reserves	29	(149)	(28)	-	(235)	-	9	(9)

Net equity transactions	(1,322,285)	1,077,254	71,272	-	1,603,706	-	991	2,346

Net change in contract owners’ equity	(793,654)	(169,215)	122,638	-	1,676,172	-	3,676	(499)
Contract owners’ equity beginning of period	2,195,170	2,364,385	-	-	-	-	4,996	5,495

Contract owners’ equity end of period	$1,401,516	2,195,170	122,638	-	1,676,172	-	8,672	4,996

CHANGES IN UNITS:
Beginning units	271,823	182,024	-	-	-	-	703	474
Units purchased	65,296	125,991	12,470	-	160,626	-	426	258
Units redeemed	(210,624)	(36,192)	(1,286)	-	(8,880)	-	(189)	(29)

Ending units	126,495	271,823	11,184	-	151,746	-	940	703

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVTVB		TRBCG2		TREI2		TRLT2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$19	-	-	4,558	35,773	50,123	24,458	37,389
Realized gain (loss) on investments	(41)	(103)	(1,306,603)	(130,744)	(239,115)	(140,144)	17,456	8,365
Change in unrealized gain (loss) on investments	1,194	(1,212)	1,909,665	(1,904,923)	716,704	(978,405)	26,669	(34,373)
Reinvested capital gains	-	-	-	-	-	56,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,172	(1,315)	603,062	(2,031,109)	513,362	(1,012,255)	68,583	11,381

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	230	228	586,045	1,172,002	283,615	375,124	940,071	52,103
Transfers between funds	(175)	(234)	(2,302,337)	1,647,338	(55,722)	415,094	(1,153,238)	298,128
Surrenders (note 6)	-	-	(119,215)	(33,268)	(76,942)	(42,491)	(24,807)	(32,684)
Death benefits (note 4)	-	-	(1,208)	(31,474)	-	(1,218)	-	(1,071)
Net policy repayments (loans) (note 5)	-	-	13,611	(84,029)	(30,954)	3,512	(940,231)	(9,159)
Deductions for surrender charges (note 2d)	-	-	(30,058)	(24,828)	(13,573)	(4,328)	(60)	(2,378)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(207)	(182)	(255,061)	(394,395)	(173,718)	(185,122)	(57,145)	(48,851)
Asset charges (note 3)	(14)	(19)	(9,602)	(15,445)	(8,036)	(8,484)	(2,494)	(3,156)
Adjustments to maintain reserves	11	(24)	52	(180)	177	(219)	144	(83)

Net equity transactions	(155)	(231)	(2,117,773)	2,235,721	(75,153)	551,868	(1,237,760)	252,849

Net change in contract owners’ equity	1,017	(1,546)	(1,514,711)	204,612	438,209	(460,387)	(1,169,177)	264,230
Contract owners’ equity beginning of period	1,938	3,484	3,035,846	2,831,234	1,911,594	2,371,981	1,169,177	904,947

Contract owners’ equity end of period	$2,955	1,938	1,521,135	3,035,846	2,349,803	1,911,594	-	1,169,177

CHANGES IN UNITS:
Beginning units	258	292	380,406	203,460	230,664	182,422	104,103	81,628
Units purchased	26	24	72,117	237,160	41,666	69,541	82,876	34,673
Units redeemed	(44)	(58)	(318,096)	(60,214)	(45,953)	(21,299)	(186,979)	(12,198)

Ending units	240	258	134,427	380,406	226,377	230,664	-	104,103

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRMMP		WRPMP		WFVSCG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	515	-	-	-	29	-	3,214	-
Change in unrealized gain (loss) on investments	14,358	-	-	-	14	-	2,865	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,873	-	-	-	43	-	6,079	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41,302	-	3,332	-	825	-	2,503	-
Transfers between funds	456,421	-	(154)	-	154	-	116,759	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,733)	-	(191)	-	(363)	-	(3,522)	-
Asset charges (note 3)	(359)	-	(2)	-	(2)	-	(189)	-
Adjustments to maintain reserves	2	-	5	-	(1)	-	(30)	-

Net equity transactions	486,633	-	2,990	-	613	-	115,521	-

Net change in contract owners’ equity	501,506	-	2,990	-	656	-	121,600	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$501,506	-	2,990	-	656	-	121,600	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	53,815	-	328	-	104	-	9,510	-
Units redeemed	(1,212)	-	(34)	-	(38)	-	(299)	-

Ending units	52,603	-	294	-	66	-	9,211	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF
	2009	2008
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	(272,185)	(281,607)
Change in unrealized gain (loss) on investments	296,525	(549,322)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,340	(830,929)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	60,079	693,411
Transfers between funds	(575,726)	(2,987,883)
Surrenders (note 6)	36	(16,900)
Death benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	24	(17,510)
Deductions for surrender charges (note 2d)	(238)	(12,965)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,670)	(228,734)
Asset charges (note 3)	(807)	(9,683)
Adjustments to maintain reserves	(87)	(256)

Net equity transactions	(540,389)	(2,580,520)

Net change in contract owners’ equity	(516,049)	(3,411,449)
Contract owners’ equity beginning of period	516,049	3,927,498

Contract owners’ equity end of period	$-	516,049

CHANGES IN UNITS:
Beginning units	71,152	291,816
Units purchased	9,348	81,761
Units redeemed	(80,500)	(302,425)

Ending units	-	71,152

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL - NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Portfolios of the Federated Insurance Series

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

International Portfolio - S Class Shares (AMINS)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Portfolios of the PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)*

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)*

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)*

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)*

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)*

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)*

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)*

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)*

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)*

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)*

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts 0.5% to a maximum of 2.5% of all premiums received to cover premium tax and sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company also deducts 3.5% from each premium payment to cover premium taxes.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts 2.5% from each premium (the maximum is also 2.5%) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts 6.5% from each premium (the maximum is also 6.5%) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company currently deducts 4.5% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes.

For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $2,291,029 and $3,373,041, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts a short-term trading fee of 1% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL – NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For the Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.05 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.00 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For both the Best of America Next Generation® II FPVUL contracts and the Nationwide® Options Select contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year. For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first eight policy years upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases. The maximum surrender charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount. The minimum surrender charge that may be assessed for any segment of coverage is $0.01 per $1,000 of Base Policy Specified Amount.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select contracts, Nationwide YourLife® Accumulation VUL – NY and Nationwide YourLife® Survivorship VUL – NY contracts, the maximum guaranteed loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. The contract is charged 3.9% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $7,444,075 and $3,499,382, respectively, and total transfers from the Account to the fixed account were $12,103,190 and $7,802,270, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$231,063,313	0	$231,063,313

Net Accounts Payable of $7,898 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$685,941	$270,987
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	856,449	772,255
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	10,516	52,043
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	1,582,816	2,474,441
Investors Growth Stock Series - Initial Class (MIGIC)	80,849	174,328
Value Series - Initial Class (MVFIC)	3,602,231	1,486,569
Core Plus Fixed Income Portfolio - Class I (MSVFI)	281,512	1,564,906
U.S. Real Estate Portfolio - Class I (MSVRE)	331,476	4,834,560
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	76,971	25,073
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	12,735	176
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	484,692	347,511
American Funds NVIT Bond Fund - Class II (GVABD2)	655,984	256,285
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	619,481	289,348
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,045,480	1,684,660
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	383,146	94,284
Federated NVIT High Income Bond Fund - Class III (HIBF3)	1,416,432	1,229,809

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	768,760	621,909
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	623,176	44,695
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	612	244
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	547,638	139,592
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	927,282	2,365,701
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	552,482	195,608
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	371,387	50,855
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	654,127	69,043
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	133,165	16,878
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,679,115	433,061
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	3,839,411	417,688
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	314,204	149,726
NVIT Core Bond Fund - Class I (NVCBD1)	1,548,402	166,881
NVIT Core Plus Bond Fund - Class I (NVLCP1)	87,532	2,518
NVIT Fund - Class I (TRF)	980,518	3,824,048
NVIT Government Bond Fund - Class I (GBF)	4,181,680	3,258,995
NVIT Health Sciences Fund - Class III (GVGHS)	368,915	252,775
NVIT International Index Fund - Class VI (GVIX6)	147,930	142,919
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,089,760	1,895,122
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	3,378	158
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	13,350	728
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	791,991	323,306
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,233,815	4,298,302
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,027,769	1,752,085
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,182,859	843,360
NVIT Mid Cap Index Fund - Class I (MCIF)	428,800	401,494
NVIT Money Market Fund - Class I (SAM)	8,133,008	12,261,245
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	720,386	1,817,834
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	291,338	3,634,430
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,399,337	218,453
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,217,248	112,845
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,814,865	758,669
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	943,542	1,990,800
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	137,415	279,989
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	156,189	977,087
NVIT Multi-Manager Small Company Fund - Class I (SCF)	302,311	1,206,106
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,058,508	665,238
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,261,986	133,021
NVIT Technology & Communications Fund - Class III (GGTC3)	484,031	208,622
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	67,136	207,695
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,086	938
Templeton NVIT International Value Fund - Class III (NVTIV3)	4,180,477	514,809
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	657,067	1,799,525
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	2,808,757	310,514
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	809,965	2,132,905
V.I. Basic Value Fund - Series I (AVBVI)	134,049	2,135,472
V.I. Capital Appreciation Fund - Series I (AVCA)	58,303	97,394
V.I. Capital Development Fund - Series I (AVCDI)	141,653	176,984
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	530,697	39,593
VP Inflation Protection Fund - Class II (ACVIP2)	891,487	546,908
VP International Fund - Class III (ACVI3)	25,604	142,889
VP Mid Cap Value Fund - Class I (ACVMV1)	899,185	724,071
VP Ultra(R) Fund - Class I (ACVU1)	63,763	364,599
VP Value Fund - Class I (ACVV)	682,518	814,814
VP Vista(SM) Fund - Class I (ACVVS1)	56,751	877,564
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	506,202	340,365
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,020,868	1,350,782
Appreciation Portfolio - Initial Shares (DCAP)	695,422	719,327
Market Opportunity Fund II - Service Shares (FVMOS)	62,518	15,720
Quality Bond Fund II - Primary Shares (FQB)	279,094	217,368
VIP Fund - Contrafund Portfolio - Service Class (FCS)	752,693	1,238,339
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	1,073,406	1,760,303
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	513,782	491,106
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	395,402	111,784
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	441,754	436,759
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	412,087	246,231
VIP Fund - Growth Portfolio - Service Class (FGS)	550,499	567,675
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	3,414,222	2,533,265
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	893,839	2,358,352
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	322,062	419,269
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	29,758	57,484
Franklin Income Securities Fund - Class 2 (FTVIS2)	442,413	500,482
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	166,459	197,412
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	2,357,323	1,010,956
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	355,694	1,064,216
Templeton Foreign Securities Fund - Class 3 (TIF3)	865,550	6,438,403
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,603,294	1,382,384
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	443,351	15,465
International Portfolio - S Class Shares (AMINS)	80,923	669,245
Regency Portfolio - S Class Shares (AMRS)	43,688	539,343
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	39,476	23,566
Socially Responsive Portfolio - I Class Shares (AMSRS)	104,213	125,280
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	222,759	312,096
Global Securities Fund/VA - Class 3 (OVGS3)	428,926	899,964
High Income Fund/VA - Class 3 (OVHI3)	183,474	138,934

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

High Income Fund/VA - Non-Service Shares (OVHI)	-	73,898
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,015,037	2,420,464
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,138,910	3,688,621
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	804,419	678,819
Low Duration Portfolio - Administrative Class (PMVLDA)	1,823,936	122,291
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	2,800	3,296
Putnam VT Voyager Fund - IB Shares (PVTVB)	248	435
Blue Chip Growth Portfolio - II (TRBCG2)	326,244	3,750,695
Equity Income Portfolio - II (TREI2)	357,621	636,282
Limited-Term Bond Portfolio - II (TRLT2)	997,279	2,193,263
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	511,580	24,434
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	3,200	214
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	979	336
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	342,133	223,011
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	48,203	860,851

Total	$104,627,171	$113,234,724

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.00%	35,488	$12.182592	$432,336	1.87%	21.83%	5/1/2009
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.00%	189,179	11.747058	2,222,297	0.01%	46.01%
2008	0.00%	154,343	8.045115	1,241,707	0.01%	-44.31%
2007	0.00%	81,474	14.445945	1,176,969	0.28%	36.63%
2006	0.00%	4,448	10.572707	47,027	0.13%	5.73%	5/1/2006
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	5,178	6.408647	33,184	1.09%	-36.24%
2007	0.00%	2,104	10.051308	21,148	0.00%	0.51%	5/1/2007
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.00%	410,720	12.746144	5,235,096	0.43%	79.07%
2008	0.00%	417,642	7.117893	2,972,731	2.85%	-52.21%
2007	0.00%	235,628	14.893765	3,509,388	0.48%	28.07%
2006	0.00%	101,016	11.629148	1,174,730	1.54%	16.29%	5/1/2006
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.00%	69,393	11.168160	774,992	0.74%	39.55%
2008	0.00%	76,150	8.002768	609,411	0.58%	-36.87%
2007	0.00%	77,232	12.677102	979,078	0.32%	11.36%
2006	0.00%	66,104	11.384079	752,533	0.00%	7.58%
2005	0.00%	39,870	10.582381	421,920	0.00%	5.82%	1/18/2005
Value Series - Initial Class (MVFIC)
2009	0.00%	538,443	11.582760	6,236,656	1.30%	22.71%
2008	0.00%	252,293	9.438767	2,381,334	0.99%	-32.58%
2007	0.00%	184,058	14.000352	2,576,877	0.66%	7.91%
2006	0.00%	57,116	12.974380	741,045	0.75%	20.84%
2005	0.00%	21,508	10.736776	230,927	0.00%	7.37%	1/18/2005
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.00%	60,415	11.204270	676,906	11.19%	9.64%
2008	0.00%	171,093	10.218734	1,748,354	3.51%	-10.20%
2007	0.00%	247,428	11.380012	2,815,734	3.58%	5.45%
2006	0.00%	123,478	10.791549	1,332,519	3.92%	3.73%
2005	0.00%	16,248	10.403391	169,034	0.20%	4.03%	1/18/2005
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	243,398	8.656213	2,106,905	3.49%	-37.89%
2007	0.00%	222,042	13.937607	3,094,734	1.13%	-17.07%
2006	0.00%	137,238	16.806589	2,306,503	0.97%	38.04%
2005	0.00%	40,850	12.174767	497,339	0.22%	21.75%	1/18/2005
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.00%	4,769	11.419071	54,458	3.54%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.00%	1,036	12.564442	13,017	0.76%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.00%	111,694	9.711378	1,084,703	0.07%	23.41%
2008	0.00%	87,717	7.868935	690,240	3.11%	-29.78%
2007	0.00%	48,960	11.205324	548,613	3.16%	6.14%
2006	0.00%	16,886	10.556998	178,265	2.44%	5.57%	5/1/2006
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.00%	135,604	10.970085	1,487,587	0.35%	12.15%
2008	0.00%	92,901	9.781713	908,732	6.65%	-9.87%
2007	0.00%	43,116	10.853118	467,943	9.87%	2.98%
2006	0.00%	11,000	10.538858	115,927	0.00%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.00%	151,519	10.774250	1,632,504	0.00%	41.60%
2008	0.00%	118,818	7.608765	904,059	3.05%	-38.64%
2007	0.00%	78,552	12.399481	974,004	2.94%	14.36%
2006	0.00%	31,056	10.842096	336,712	0.76%	8.42%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.00%	372,264	$8.979238	$3,342,647	0.00%	38.78%
2008	0.00%	399,966	6.470039	2,587,795	2.31%	-44.21%
2007	0.00%	282,016	11.597638	3,270,719	0.95%	11.90%
2006	0.00%	71,982	10.364424	746,052	0.98%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.00%	95,045	8.007342	761,058	0.00%	30.69%
2008	0.00%	53,018	6.126963	324,839	3.98%	-38.06%
2007	0.00%	5,054	9.892316	49,996	0.30%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	231,384	12.632602	2,922,982	10.05%	46.08%
2008	0.00%	200,335	8.647843	1,732,466	9.63%	-28.10%
2007	0.00%	147,776	12.027193	1,777,330	8.79%	3.17%
2006	0.00%	39,250	11.657910	457,573	8.07%	10.60%
2005	0.00%	9,302	10.540776	98,050	4.45%	5.41%	5/2/2005
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.00%	162,697	18.287102	2,975,257	1.28%	63.48%
2008	0.00%	129,682	11.185864	1,450,606	1.25%	-57.83%
2007	0.00%	118,462	26.524857	3,142,188	0.73%	45.55%
2006	0.00%	70,486	18.224168	1,284,549	0.66%	36.64%
2005	0.00%	15,086	13.336908	201,201	0.17%	33.37%	5/2/2005
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.00%	94,063	7.130177	670,686	0.14%	29.45%
2008	0.00%	3,258	5.508000	17,945	1.58%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.00%	27	13.411529	362	0.70%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.00%	63,027	7.927018	499,616	0.13%	52.96%
2008	0.00%	446	5.182412	2,311	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.00%	446,731	8.107965	3,622,079	0.41%	31.27%
2008	0.00%	561,555	6.176544	3,468,469	0.40%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.00%	81,328	8.295819	674,682	1.04%	29.30%
2008	0.00%	25,077	6.416027	160,894	1.36%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.00%	53,802	9.593104	516,128	2.56%	19.88%
2008	0.00%	16,853	8.002099	134,859	1.10%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.00%	123,901	9.025006	1,118,207	1.96%	24.25%
2008	0.00%	49,825	7.263571	361,908	1.85%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.00%	15,182	10.351566	157,157	3.12%	13.22%
2008	0.00%	3,177	9.142885	29,047	1.39%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.00%	269,438	9.305236	2,507,184	2.06%	22.00%
2008	0.00%	128,126	7.626933	977,208	2.05%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.00%	781,162	8.737590	6,825,473	1.73%	26.69%
2008	0.00%	314,977	6.896919	2,172,371	1.70%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.00%	27,163	9.853071	267,639	2.78%	17.64%
2008	0.00%	11,469	8.375935	96,063	1.58%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.00%	137,344	10.818752	1,485,891	3.76%	8.78%
2008	0.00%	11,083	9.945181	110,222	3.15%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.00%	8,162	11.600708	94,685	5.45%	16.62%
2008	0.00%	931	9.947099	9,261	1.74%	-0.53%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Fund - Class I (TRF)
2009	0.00%	376,462	$9.839457	$3,704,182	1.40%	26.10%
2008	0.00%	499,130	7.803097	3,894,760	1.46%	-41.55%
2007	0.00%	386,326	13.351018	5,157,845	1.14%	8.18%
2006	0.00%	222,556	12.341341	2,746,639	1.31%	13.63%
2005	0.00%	25,358	10.861219	275,419	0.93%	8.61%	1/18/2005
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	581,783	12.605611	7,333,730	3.45%	2.69%
2008	0.00%	545,866	12.275629	6,700,849	4.43%	7.72%
2007	0.00%	326,118	11.395982	3,716,435	4.73%	7.16%
2006	0.00%	165,492	10.634744	1,759,965	5.04%	3.34%
2005	0.00%	29,424	10.290913	302,800	4.18%	2.91%	1/18/2005
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	74,335	11.124833	826,964	0.26%	19.11%
2008	0.00%	54,491	9.339799	508,933	0.29%	-25.23%
2007	0.00%	54,712	12.491648	683,443	0.09%	13.23%
2006	0.00%	28,850	11.032385	318,284	0.00%	2.70%
2005	0.00%	8,226	10.742057	88,364	0.00%	7.42%	5/2/2005
NVIT International Index Fund - Class VI (GVIX6)
2009	0.00%	58,676	8.793694	515,979	2.66%	28.62%
2008	0.00%	54,054	6.837123	369,573	2.13%	-43.11%
2007	0.00%	44,394	12.017667	533,512	1.65%	9.50%
2006	0.00%	2,420	10.975279	26,560	1.61%	9.75%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	500,629	10.956366	5,485,075	1.05%	27.21%
2008	0.00%	412,170	8.613097	3,550,060	2.15%	-36.84%
2007	0.00%	347,696	13.637494	4,741,702	2.08%	5.96%
2006	0.00%	194,850	12.870621	2,507,841	2.36%	16.87%
2005	0.00%	83,876	11.012968	923,724	2.38%	10.13%	1/18/2005
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.00%	279	11.640280	3,248	0.66%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.00%	1,123	12.204484	13,706	1.43%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.00%	100,540	11.882294	1,194,646	1.97%	9.08%
2008	0.00%	56,571	10.892776	616,215	3.52%	-6.02%
2007	0.00%	40,552	11.590847	470,032	3.70%	5.38%
2006	0.00%	23,784	10.998997	261,600	3.70%	6.16%
2005	0.00%	3,422	10.360404	35,453	2.23%	3.60%	1/18/2005
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	1,256,347	11.473370	14,414,534	1.55%	19.14%
2008	0.00%	1,105,303	9.630534	10,644,658	2.84%	-23.20%
2007	0.00%	929,278	12.538964	11,652,183	2.87%	5.66%
2006	0.00%	595,670	11.867343	7,069,020	2.91%	11.35%
2005	0.00%	122,878	10.657424	1,309,563	2.66%	6.57%	1/18/2005
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	2,120,083	11.296821	23,950,198	1.28%	24.39%
2008	0.00%	1,507,466	9.081599	13,690,203	2.58%	-31.39%
2007	0.00%	1,141,464	13.236630	15,109,137	2.42%	6.15%
2006	0.00%	649,858	12.469697	8,103,532	2.61%	14.54%
2005	0.00%	231,586	10.886732	2,521,215	2.77%	8.87%	1/18/2005
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.00%	124,419	11.747183	1,461,573	1.73%	14.56%
2008	0.00%	80,064	10.254072	820,982	3.23%	-15.04%
2007	0.00%	70,206	12.069809	847,373	3.13%	5.86%
2006	0.00%	64,676	11.401762	737,420	3.28%	8.42%
2005	0.00%	13,158	10.516039	138,370	2.43%	5.16%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.00%	134,098	$11.811646	$1,583,918	1.00%	36.76%
2008	0.00%	121,817	8.637043	1,052,141	1.34%	-36.46%
2007	0.00%	101,070	13.593553	1,373,900	1.39%	7.56%
2006	0.00%	49,716	12.638155	628,319	1.28%	9.89%
2005	0.00%	13,924	11.500795	160,137	1.04%	15.01%	1/18/2005
NVIT Money Market Fund - Class I (SAM)
2009	0.00%	845,733	11.482050	9,710,749	0.11%	0.04%
2008	0.00%	1,205,473	11.477234	13,835,494	1.93%	2.05%
2007	0.00%	817,742	11.246272	9,196,549	4.64%	4.79%
2006	0.00%	656,122	10.731921	7,041,449	4.27%	4.53%
2005	0.00%	663,162	10.266806	6,808,556	2.25%	2.67%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.00%	449,282	8.379106	3,764,582	1.22%	36.46%
2008	0.00%	541,439	6.140389	3,324,646	0.12%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.00%	141,665	10.082162	1,428,289	2.18%	29.84%
2008	0.00%	306,702	7.765128	2,381,579	1.76%	-46.33%
2007	0.00%	307,790	14.468946	4,453,397	2.22%	2.93%
2006	0.00%	173,608	14.056822	2,440,377	1.95%	22.75%
2005	0.00%	42,776	11.451970	489,869	0.66%	14.52%	5/2/2005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.00%	326,437	8.259762	2,696,292	0.76%	29.78%
2008	0.00%	1,370	6.364575	8,719	0.28%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.00%	150,094	8.111157	1,217,436	1.38%	27.59%
2008	0.00%	144	6.357067	915	0.30%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	376,145	7.982859	3,002,712	0.00%	27.12%
2008	0.00%	173,477	6.279727	1,089,389	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.00%	298,784	8.817001	2,634,379	1.01%	30.47%
2008	0.00%	381,658	6.757903	2,579,208	0.96%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.00%	77,220	8.686440	670,767	0.00%	27.46%
2008	0.00%	80,272	6.814966	547,051	0.00%	-46.42%
2007	0.00%	57,310	12.718919	728,921	0.00%	9.75%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.00%	80,738	10.095402	815,083	0.46%	26.22%
2008	0.00%	136,928	7.998530	1,095,222	1.28%	-32.15%
2007	0.00%	59,678	11.788779	703,531	1.35%	-6.89%
2006	0.00%	33,060	12.661605	418,593	0.48%	17.29%
2005	0.00%	13,324	10.794811	143,830	0.22%	7.95%	1/18/2005
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.00%	153,968	10.963538	1,688,034	0.25%	34.70%
2008	0.00%	187,143	8.139096	1,523,175	0.91%	-38.19%
2007	0.00%	155,600	13.167514	2,048,865	0.11%	2.13%
2006	0.00%	141,192	12.892586	1,820,330	0.17%	12.04%
2005	0.00%	49,848	11.507293	573,616	0.00%	15.07%	1/18/2005
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.00%	202,323	11.541196	2,335,049	10.02%	24.38%
2008	0.00%	172,052	9.279073	1,596,483	7.95%	-17.29%
2007	0.00%	151,972	11.218961	1,704,968	4.91%	4.62%
2006	0.00%	28,788	10.723071	308,696	4.72%	4.84%
2005	0.00%	12,746	10.228234	130,369	3.05%	2.28%	1/18/2005
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.00%	111,697	10.650192	1,189,594	2.63%	7.11%
2008	0.00%	6,493	9.943310	64,562	1.81%	-0.57%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	61,728	$12.888766	$795,598	0.00%	52.44%
2008	0.00%	25,239	8.454726	213,389	0.00%	-48.59%
2007	0.00%	22,160	16.444438	364,409	0.00%	20.19%
2006	0.00%	47,156	13.682536	645,214	0.00%	11.08%
2005	0.00%	14,102	12.317458	173,701	0.00%	23.17%	5/2/2005
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	33,539	10.399250	348,780	0.00%	25.84%
2008	0.00%	38,980	8.263942	322,128	0.00%	-41.29%
2007	0.00%	34,344	14.076100	483,430	0.00%	22.49%
2006	0.00%	17,260	11.492027	198,352	0.35%	-0.29%
2005	0.00%	7,080	11.525230	81,599	0.00%	15.25%	1/18/2005
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.00%	12	13.059893	157	0.02%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.00%	341,276	13.034354	4,448,312	0.31%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.00%	249,468	9.756035	2,433,819	1.19%	28.55%
2008	0.00%	291,644	7.589375	2,213,395	1.98%	-36.99%
2007	0.00%	443,340	12.044718	5,339,905	1.82%	-2.22%
2006	0.00%	277,886	12.317759	3,422,933	1.96%	15.91%
2005	0.00%	70,808	10.627448	752,508	1.76%	6.27%	1/18/2005
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.00%	414,176	7.388147	3,059,993	2.21%	30.84%
2008	0.00%	18,683	5.646840	105,500	4.61%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.00%	188,350	10.873885	2,048,096	6.45%	13.33%
2008	0.00%	307,675	9.595209	2,952,205	4.67%	-13.43%
2007	0.00%	307,062	11.083576	3,403,345	3.10%	4.77%
2006	0.00%	185,136	10.578811	1,958,519	4.94%	4.20%
2005	0.00%	27,828	10.152239	282,517	4.19%	1.52%	1/18/2005
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	143,984	5.937752	854,942	0.92%	-51.77%
2007	0.00%	135,276	12.310539	1,665,320	0.67%	1.54%
2006	0.00%	106,230	12.123351	1,287,864	0.53%	13.20%
2005	0.00%	55,180	10.709293	590,939	0.18%	7.09%	1/18/2005
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.00%	40,509	9.185296	372,087	0.65%	21.08%
2008	0.00%	41,473	7.586238	314,623	0.00%	-42.49%
2007	0.00%	29,170	13.191695	384,802	0.00%	12.01%
2006	0.00%	19,966	11.776847	235,137	0.09%	6.30%
2005	0.00%	3,774	11.078867	41,812	0.11%	10.79%	1/18/2005
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.00%	66,497	10.801700	718,281	0.00%	42.37%
2008	0.00%	61,084	7.587025	463,445	0.00%	-47.03%
2007	0.00%	59,934	14.321990	858,374	0.00%	10.84%
2006	0.00%	45,230	12.920789	584,407	0.00%	16.52%
2005	0.00%	22,328	11.088904	247,593	0.00%	10.89%	1/18/2005
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.00%	71,632	8.946607	640,863	1.25%	42.86%
2008	0.00%	7,063	6.262626	44,232	0.00%	-37.37%	5/1/2008
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.00%	116,432	12.253214	1,426,666	1.76%	10.21%
2008	0.00%	85,880	11.117573	954,776	4.70%	-1.59%
2007	0.00%	51,396	11.297046	580,623	4.62%	9.49%
2006	0.00%	47,864	10.317483	493,836	3.26%	1.59%
2005	0.00%	18,950	10.156270	192,461	3.61%	1.56%
VP International Fund - Class III (ACVI3)
2008	0.00%	7,987	9.507294	75,934	0.73%	-44.82%
2007	0.00%	5,228	17.230511	90,081	0.00%	18.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.00%	139,706	$13.081223	$1,827,525	3.73%	29.94%
2008	0.00%	100,531	10.066767	1,012,022	0.12%	-24.35%
2007	0.00%	93,856	13.306496	1,248,894	0.83%	-2.31%
2006	0.00%	38,618	13.620466	525,995	0.93%	20.30%
2005	0.00%	15,942	11.322176	180,498	1.79%	13.22%	5/2/2005
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	27,402	7.124413	195,223	0.00%	-41.48%
2007	0.00%	24,316	12.174342	296,031	0.00%	21.02%
2006	0.00%	23,856	10.060123	239,994	0.00%	-3.28%
2005	0.00%	5,294	10.400804	55,062	0.00%	4.01%	1/18/2005
VP Value Fund - Class I (ACVV)
2009	0.00%	262,089	10.532686	2,760,501	5.50%	19.86%
2008	0.00%	248,102	8.787234	2,180,132	2.16%	-26.78%
2007	0.00%	163,872	12.000449	1,966,538	1.43%	-5.14%
2006	0.00%	117,422	12.650434	1,485,439	0.95%	18.65%
2005	0.00%	53,242	10.661727	567,652	0.00%	6.62%	1/18/2005
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	49,528	8.973691	444,449	0.00%	-48.62%
2007	0.00%	49,690	17.466180	867,894	0.00%	39.77%
2006	0.00%	15,320	12.496264	191,443	0.00%	9.01%
2005	0.00%	828	11.463606	9,492	0.00%	14.64%	5/2/2005
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.00%	128,097	10.869560	1,392,358	2.33%	25.03%
2008	0.00%	112,144	8.693766	974,954	0.74%	-30.91%
2007	0.00%	89,220	12.583781	1,122,725	0.33%	-0.65%
2006	0.00%	49,732	12.666664	629,939	0.28%	14.41%
2005	0.00%	15,656	11.071201	173,331	0.00%	10.71%	1/18/2005
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.00%	255,610	10.236118	2,616,454	2.04%	26.33%
2008	0.00%	248,592	8.102406	2,014,193	2.14%	-37.14%
2007	0.00%	212,590	12.889762	2,740,235	1.80%	5.26%
2006	0.00%	163,324	12.246198	2,000,098	1.85%	15.50%
2005	0.00%	66,272	10.602989	702,681	1.64%	6.03%	1/18/2005
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.00%	93,873	11.296583	1,060,444	2.71%	22.56%
2008	0.00%	74,430	9.217282	686,043	1.93%	-29.55%
2007	0.00%	76,138	13.083574	996,157	1.49%	7.13%
2006	0.00%	77,946	12.212508	951,916	1.23%	16.48%
2005	0.00%	32,988	10.484934	345,877	0.00%	4.85%	1/18/2005
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	9,416	10.283025	96,825	1.10%	1.28%
2008	0.00%	5,195	10.152569	52,742	1.30%	-0.86%
2007	0.00%	2,642	10.240958	27,057	0.84%	-1.48%
2006	0.00%	6,984	10.395256	72,600	0.00%	3.95%	5/1/2006
Quality Bond Fund II - Primary Shares (FQB)
2009	0.00%	97,737	12.403996	1,212,329	6.35%	20.43%
2008	0.00%	97,294	10.299392	1,002,069	4.97%	-7.29%
2007	0.00%	77,274	11.108998	858,437	4.51%	5.38%
2006	0.00%	47,196	10.541505	497,517	3.49%	4.15%
2005	0.00%	18,824	10.121073	190,519	0.00%	1.21%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	681,006	$12.074163	$8,222,577	1.35%	35.66%
2008	0.00%	678,797	8.899992	6,041,288	0.96%	-42.61%
2007	0.00%	573,780	15.508728	8,898,598	0.97%	17.51%
2006	0.00%	413,560	13.198045	5,458,183	1.27%	11.59%
2005	0.00%	146,390	11.827342	1,731,405	0.00%	18.27%	1/18/2005
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.00%	179,708	15.444750	2,775,545	0.24%	47.57%
2008	0.00%	168,487	10.465765	1,763,345	0.00%	-54.40%
2007	0.00%	99,004	22.953063	2,272,445	0.13%	45.64%
2006	0.00%	67,128	15.759845	1,057,927	0.97%	16.62%
2005	0.00%	7,480	13.514321	101,087	1.11%	35.14%	5/2/2005
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.00%	252,833	9.730256	2,460,130	2.31%	30.03%
2008	0.00%	223,377	7.482988	1,671,526	2.72%	-42.70%
2007	0.00%	186,880	13.060141	2,440,679	2.07%	1.42%
2006	0.00%	126,706	12.877569	1,631,665	3.51%	20.08%
2005	0.00%	37,512	10.724223	402,287	0.00%	7.24%	1/18/2005
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.00%	51,756	11.989176	620,512	5.50%	24.15%
2008	0.00%	25,126	9.656832	242,638	3.16%	-25.08%
2007	0.00%	13,052	12.888793	168,225	2.84%	8.65%
2006	0.00%	7,258	11.863160	86,103	2.74%	9.78%
2005	0.00%	764	10.806063	8,256	0.43%	8.06%	5/2/2005
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.00%	128,150	11.867504	1,520,821	3.54%	28.78%
2008	0.00%	119,390	9.215628	1,100,255	2.78%	-32.71%
2007	0.00%	75,550	13.695591	1,034,702	2.54%	10.17%
2006	0.00%	21,224	12.431698	263,850	2.81%	11.81%
2005	0.00%	2,604	11.118664	28,953	1.23%	11.19%	5/2/2005
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.00%	98,748	11.600974	1,145,573	2.48%	31.40%
2008	0.00%	73,995	8.828445	653,260	2.64%	-38.08%
2007	0.00%	45,384	14.256765	647,029	2.65%	11.21%
2006	0.00%	20,124	12.819894	257,988	2.35%	13.15%
2005	0.00%	4,108	11.329788	46,543	0.88%	13.30%	5/2/2005
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.00%	159,808	9.861487	1,575,945	0.40%	28.15%
2008	0.00%	146,558	7.695394	1,127,820	0.80%	-47.23%
2007	0.00%	127,988	14.583722	1,866,541	0.52%	26.87%
2006	0.00%	55,984	11.495023	643,537	0.16%	6.73%
2005	0.00%	19,034	10.769983	204,996	0.00%	7.70%	1/18/2005
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.00%	556,639	12.386163	6,894,621	8.81%	15.67%
2008	0.00%	525,248	10.707897	5,624,302	3.43%	-3.35%
2007	0.00%	409,144	11.078504	4,532,703	2.99%	4.21%
2006	0.00%	190,744	10.630812	2,027,764	1.72%	4.30%
2005	0.00%	39,276	10.192547	400,322	0.00%	1.93%	1/18/2005
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.00%	400,154	13.278281	5,313,357	0.61%	40.01%
2008	0.00%	459,190	9.483511	4,354,734	0.39%	-39.51%
2007	0.00%	340,096	15.677232	5,331,764	0.74%	15.49%
2006	0.00%	215,078	13.574900	2,919,662	0.15%	12.59%
2005	0.00%	71,246	12.056903	859,006	0.00%	20.57%	1/18/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.00%	140,027	$12.269434	$1,718,052	2.18%	26.49%
2008	0.00%	133,780	9.699843	1,297,645	2.79%	-43.88%
2007	0.00%	117,536	17.283296	2,031,409	2.79%	17.23%
2006	0.00%	97,890	14.743687	1,443,260	0.46%	17.95%
2005	0.00%	31,744	12.499996	396,800	0.00%	25.00%	5/2/2005
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.00%	14,104	10.153436	143,204	0.56%	57.40%
2008	0.00%	13,714	6.450849	88,468	0.53%	-51.17%
2007	0.00%	18,430	13.212045	243,498	0.84%	5.60%
2006	0.00%	36,554	12.511424	457,343	0.35%	16.20%
2005	0.00%	22,290	10.767426	240,006	0.00%	7.67%	1/18/2005
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.00%	141,630	11.100337	1,572,141	7.55%	35.59%
2008	0.00%	143,280	8.186428	1,172,952	5.52%	-29.66%
2007	0.00%	107,748	11.637657	1,253,934	3.39%	3.76%
2006	0.00%	25,060	11.216304	281,081	0.01%	12.16%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.00%	144,419	10.354358	1,495,366	1.78%	17.67%
2008	0.00%	144,472	8.799201	1,271,240	2.07%	-26.94%
2007	0.00%	140,928	12.044130	1,697,355	2.41%	-2.41%
2006	0.00%	127,172	12.342050	1,569,563	1.32%	17.43%
2005	0.00%	55,804	10.510323	586,518	0.16%	5.10%	1/18/2005
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.00%	412,120	11.126242	4,585,347	1.44%	29.54%
2008	0.00%	211,194	8.588732	1,813,888	1.48%	-32.87%
2007	0.00%	163,626	12.794049	2,093,439	0.78%	-2.14%
2006	0.00%	83,984	13.073214	1,097,941	0.81%	17.30%
2005	0.00%	26,166	11.144808	291,615	0.11%	11.45%	1/18/2005
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.00%	98,984	17.256364	1,708,104	4.68%	72.63%
2008	0.00%	117,677	9.996007	1,176,301	2.89%	-52.67%
2007	0.00%	136,940	21.120230	2,892,204	1.73%	28.70%
2006	0.00%	66,476	16.410826	1,090,926	1.27%	28.17%
2005	0.00%	8,750	12.804274	112,037	0.00%	28.04%	5/2/2005
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.00%	138,184	12.945045	1,788,798	5.55%	37.20%
2008	0.00%	457,392	9.435374	4,315,666	2.46%	-40.39%
2007	0.00%	290,120	15.828965	4,592,299	2.05%	15.45%
2006	0.00%	150,140	13.711150	2,058,592	1.23%	21.46%
2005	0.00%	26,648	11.288544	300,817	0.09%	12.89%	5/2/2005
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.00%	176,761	15.605635	2,758,468	13.69%	18.69%
2008	0.00%	183,134	13.148675	2,407,969	3.65%	6.21%
2007	0.00%	126,412	12.380292	1,565,017	2.06%	11.03%
2006	0.00%	41,780	11.150160	465,854	1.91%	12.84%
2005	0.00%	1,932	9.881172	19,090	0.94%	-1.19%	5/2/2005
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.00%	72,627	8.669683	629,653	4.35%	30.25%
2008	0.00%	16,348	6.656135	108,815	7.26%	-33.44%	5/1/2008
International Portfolio - S Class Shares (AMINS)
2008	0.00%	43,853	8.019658	351,684	0.00%	-46.44%
2007	0.00%	294,064	14.972222	4,402,791	2.13%	3.21%
2006	0.00%	175,676	14.506093	2,548,372	0.39%	23.45%
2005	0.00%	19,008	11.750261	223,349	0.23%	17.50%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	38,449	$7.206627	$277,088	1.00%	-45.95%
2007	0.00%	34,958	13.332382	466,073	0.38%	3.05%
2006	0.00%	32,076	12.937253	414,975	0.50%	10.94%
2005	0.00%	13,062	11.661977	152,329	0.00%	16.62%	5/2/2005
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.00%	14,619	8.298232	121,312	0.00%	22.75%
2008	0.00%	11,100	6.760031	75,036	0.00%	-39.47%
2007	0.00%	13,816	11.168606	154,305	0.00%	0.52%
2006	0.00%	11,400	11.111353	126,669	0.00%	5.25%
2005	0.00%	7,116	10.556851	75,123	0.00%	5.57%	1/18/2005
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.00%	61,693	10.767989	664,310	2.28%	31.43%
2008	0.00%	59,850	8.193158	490,361	0.39%	-39.44%
2007	0.00%	480,500	13.529389	6,500,871	0.10%	7.61%
2006	0.00%	255,116	12.572219	3,207,374	0.11%	13.70%
2005	0.00%	35,240	11.057136	389,653	0.00%	10.57%	1/18/2005
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	132,977	10.376282	1,379,807	0.30%	44.52%
2008	0.00%	135,069	7.179944	969,789	0.13%	-45.52%
2007	0.00%	103,734	13.178440	1,367,052	0.19%	14.15%
2006	0.00%	78,600	11.544928	907,431	0.24%	7.95%
2005	0.00%	26,486	10.694866	283,264	0.00%	6.95%	1/18/2005
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.00%	169,344	12.609317	2,135,312	2.43%	39.70%
2008	0.00%	189,933	9.026171	1,714,367	1.40%	-40.19%
2007	0.00%	140,074	15.092302	2,114,039	1.12%	6.34%
2006	0.00%	106,424	14.192798	1,510,454	0.66%	17.69%
2005	0.00%	35,974	12.059670	433,835	0.00%	20.60%	5/2/2005
High Income Fund/VA - Class 3 (OVHI3)
2009	0.00%	128,683	2.584961	332,641	0.00%	26.75%
2008	0.00%	57,935	2.039384	118,152	6.20%	-78.89%
2007	0.00%	31,936	9.661022	308,534	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.00%	11,916	3.002931	35,783	0.00%	25.32%
2008	0.00%	17,970	2.396292	43,060	8.02%	-78.67%
2007	0.00%	22,958	11.235173	257,937	7.79%	-0.10%
2006	0.00%	29,360	11.246592	330,200	5.49%	9.42%
2005	0.00%	13,472	10.278092	138,466	0.00%	2.78%	1/18/2005
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.00%	447,372	10.184591	4,556,301	1.80%	28.29%
2008	0.00%	519,435	7.938976	4,123,782	1.41%	-38.47%
2007	0.00%	420,354	12.902441	5,423,593	0.81%	4.42%
2006	0.00%	290,410	12.355835	3,588,258	0.63%	15.02%
2005	0.00%	57,526	10.741901	617,939	0.00%	7.42%	1/18/2005
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.00%	126,495	11.079617	1,401,516	1.42%	37.20%
2008	0.00%	271,823	8.075736	2,195,170	0.51%	-37.83%
2007	0.00%	182,024	12.989416	2,364,385	0.27%	-1.21%
2006	0.00%	121,838	13.148448	1,601,981	0.09%	15.00%
2005	0.00%	22,356	11.433673	255,611	0.00%	14.34%	1/18/2005
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.00%	11,184	10.965488	122,638	1.32%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.00%	151,746	11.045905	1,676,172	1.50%	10.46%	4/30/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	0.00%	940	$9.225448	$8,672	2.75%	29.81%
2008	0.00%	703	7.106768	4,996	2.14%	-38.70%
2007	0.00%	474	11.592654	5,495	1.38%	-6.04%
2006	0.00%	434	12.337654	5,355	1.51%	15.91%
2005	0.00%	236	10.644129	2,512	0.00%	6.44%	1/18/2005
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.00%	240	12.312093	2,955	0.82%	63.90%
2008	0.00%	258	7.512177	1,938	0.00%	-37.03%
2007	0.00%	292	11.929998	3,484	0.00%	5.52%
2006	0.00%	290	11.305866	3,279	0.10%	5.44%
2005	0.00%	262	10.722995	2,809	0.00%	7.23%	1/18/2005
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	134,427	11.315697	1,521,135	0.00%	41.79%
2008	0.00%	380,406	7.980543	3,035,846	0.13%	-42.65%
2007	0.00%	203,460	13.915435	2,831,234	0.12%	12.49%
2006	0.00%	49,464	12.370493	611,894	0.35%	9.33%
2005	0.00%	9,310	11.314946	105,342	0.19%	13.15%	5/2/2005
Equity Income Portfolio - II (TREI2)
2009	0.00%	226,377	10.380043	2,349,803	1.75%	25.25%
2008	0.00%	230,664	8.287351	1,911,594	2.19%	-36.26%
2007	0.00%	182,422	13.002714	2,371,981	1.63%	3.03%
2006	0.00%	64,100	12.620348	808,964	1.58%	18.65%
2005	0.00%	17,336	10.636871	184,401	1.53%	6.37%	5/2/2005
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	104,103	11.230967	1,169,177	3.75%	1.31%
2007	0.00%	81,628	11.086232	904,947	3.94%	5.23%
2006	0.00%	12,266	10.535464	129,228	3.83%	4.03%
2005	0.00%	812	10.127763	8,224	1.18%	1.28%	5/2/2005
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	52,603	9.533783	501,506	0.00%	25.05%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.00%	294	10.171477	2,990	0.00%	1.02%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2009	0.00%	66	9.934421	656	0.00%	17.95%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.00%	9,211	13.201660	121,600	0.00%	32.02%	5/1/2009
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,152	7.252787	516,049	0.00%	-46.11%
2007	0.00%	291,816	13.458816	3,927,498	0.00%	9.01%
2006	0.00%	147,306	12.345868	1,818,620	0.00%	9.91%
2005	0.00%	23,166	11.232927	260,222	0.00%	12.33%	1/18/2005
2009	Contract owners equity:				$231,055,415
2008	Contract owners equity:				$167,434,335
2007	Contract owners equity:				$187,786,831
2006	Contract owners equity:				$101,882,320
2005	Contract owners equity:				$29,184,634
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010